As filed with the Securities and Exchange Commission on May 30, 2003


                                                              File No. 333-82912
                                                                       811-08914

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. 2                                             [ ]

   Post-Effective Amendment No. 2                                            |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 4                                                           |X|



                        (Check appropriate box or boxes.)

                             ----------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                             ----------------------

                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------


               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------


                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                                   PO Box 5056
                             Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                             ----------------------



   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   |X| on June 2, 2003 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:


   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------


================================================================================

                                     PART A

                              PHOENIX ASSET MANAGER
                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                          JUNE 2, 2003


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-AIM Mid-Cap Equity Series
   [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series

   [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series

   [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series
   [diamond] Phoenix-Lazard International Equity Select Series
   [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond] Phoenix-Lazard U.S. Multi-Cap Series
   [diamond] Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series
   [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond] Phoenix-MFS Investors Growth Stock Series
   [diamond] Phoenix-MFS Investors Trust Series
   [diamond] Phoenix-MFS Value Series
   [diamond] Phoenix-Northern Dow 30 Series
   [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond] Phoenix-Oakhurst Growth and Income Series
   [diamond] Phoenix-Oakhurst Strategic Allocation Series
   [diamond] Phoenix-Sanford Bernstein Global Value Series
   [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series
   [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund
   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Growth Securities Fund


THE RYDEX VARIABLE TRUST
------------------------
   [diamond] Rydex Variable Trust Juno Fund
   [diamond] Rydex Variable Trust Nova Fund
   [diamond] Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Smaller Companies

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated June 2, 2003, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:         [envelope]  PHL VARIABLE INSURANCE COMPANY
                                                               ANNUITY OPERATIONS DIVISION
                                                               PO Box 8027,
                                                               Boston, MA 02266-8027
                                                   [telephone] TEL. 800/541-0171


                                TABLE OF CONTENTS

Heading                                                   Page
-------------------------------------------------------------------
SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    6
FINANCIAL HIGHLIGHTS......................................    7
PERFORMANCE HISTORY.......................................    7
THE VARIABLE ACCUMULATION ANNUITY.........................    7
PHL VARIABLE AND THE ACCOUNT .............................    7
INVESTMENTS OF THE ACCOUNT................................    8
GIA.......................................................    8
MVA  .....................................................    9
PURCHASE OF CONTRACTS.....................................    9
DEDUCTIONS AND CHARGES....................................    9
   Mortality and Expense Risk Fee.........................    9
   Daily Administrative Fee...............................    9
   Premium Tax............................................    9
   Reduced Charges, Credits and Bonus Guaranteed
      Interest Rates......................................    9
   Market Value Adjustment................................   10
   Other Charges..........................................   10
THE ACCUMULATION PERIOD...................................   10
   Accumulation Units.....................................   10
   Accumulation Unit Values...............................   10
   Transfers .............................................   10
   Optional Programs......................................   11
   Withdrawals............................................   12
   Contract Termination...................................   12
   Payment Upon Death Before Maturity Date ...............   12
THE ANNUITY PERIOD........................................   13
   Annuity Payments.......................................   13
   Annuity Payment Options ...............................   14
   Other Conditions.......................................   15
   Payment Upon Death After Maturity......................   16
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   16
   Valuation Date.........................................   16
   Valuation Period.......................................   16
   Accumulation Unit Value................................   16
   Net Investment Factor..................................   16
MISCELLANEOUS PROVISIONS..................................   16
   Assignment.............................................   16
   Payment Deferral.......................................   16
   Free Look Period.......................................   16
   Amendments to Contracts................................   17
   Substitution of Fund Shares............................   17
   Ownership of the Contract..............................   17
FEDERAL INCOME TAXES......................................   17
   Introduction...........................................   17
   Income Tax Status......................................   17
   Taxation of Annuities in General--Nonqualified Plans...   17
   Additional Considerations..............................   18
   Diversification Standards .............................   19
   Taxation of Annuities in General--Qualified Plans......   20
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   22
STATE REGULATION..........................................   23
REPORTS...................................................   23
VOTING RIGHTS.............................................   23
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   23
LEGAL MATTERS.............................................   23
SAI  .....................................................   23
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES.................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................  D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage                          This table describes the fees and expenses that you will
       of amount surrendered.....................   0%                  pay at the time that you purchase the contract, surrender
    Transfer Charge(1)                                                  the contract or transfer cash value between the
       Current ..................................   None                subaccounts. State premium taxes may also be deducted.
       Maximum...................................   $20
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum...................................... None

ANNUAL SEPARATE ACCOUNT
EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee...............   .375%               These tables describe the fees and expenses that you will
    Daily Administrative Fee.....................   .125%               pay periodically during the time that you own the contract,
                                                    -----               not including annual fund fees and expenses.
    Total Annual Separate Account Expenses.......   .50%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee...............   .625%
    Daily Administrative Fee.....................   .125%
                                                    -----
    Total Annual Separate Account Expenses.......   .75%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                      Minimum      Maximum              expenses for the year ended 12/31/02, charged by the fund
                                      -------      -------              companies that you may pay periodically during the time
    Total Annual Fund Operating                                         that  you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses)..... 0.32%        22.60%

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES                                                        This example is intended  to help you  compare the cost of investing  in the contract with the cost of investing  in
    If you surrender or annuitize at the end of the applicable time     other variable annuity  contracts. These costs include
    period or do not surrender your contract, your costs would be:      contract owner transaction expenses, contract fees,
                                                                        separate account annual expenses and the maximum fund fees
    DEATH BENEFIT OPTION 1                                              and expenses that were charged for the year ended 12/31/02.
           1 Year     3 Years    5 Years     10 Years
           ------------------------------------------
           $2,117      $5,259     $7,357      $10,035                   The examples assume that you invest $10,000 in the contract
           ------------------------------------------                   for the time periods indicated. The examples also assume
                                                                        that your investment has a 5% return each year and assumes
    DEATH BENEFIT OPTION 2                                              the maximum fees and expenses of any of the funds. Your
           1 Year     3 Years    5 Years     10 Years                   actual costs may be higher or lower based on these
           ------------------------------------------                   assumptions.
           $2,137      $5,294     $7,389      $10,038
           ------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)
------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%

------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond            0.50%(7)        N/A            0.45%(2)                0.95%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(8)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.

(7) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%

Phoenix-Goodwin Multi-Sector Short Term Bond  (0.75%)        0.20%   Phoenix-MFS Value                        (1.59%)       1.00%

Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%     Small-Cap Value                        (0.34%)       1.30%
                                                                     Phoenix-State Street Research
                                                                       Small-Cap Growth                       (8.33%)       1.00%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------

Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(10)

----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------

VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(10)

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------

THE RYDEX VARIABLE TRUST FUND
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       0.90%        N/A        0.85%(9)     1.75%          (0.00%)         1.75%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.97%        1.72%          (0.00%)         1.72%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.79%        1.69%          (0.00%)         1.69%

----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------

Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --(10)

----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.

(9)  Other operating expenses are estimated.
(10) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.




Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

    Please refer to the "Glossary of Special Terms" in Appendix B.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $20,000. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts, GIA and the MVA.

[diamond] Transfers between the subaccounts and from the subaccounts into the GIA and MVA can be made anytime. Transfers to and from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable market value adjustment and premium tax.

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Mortality and Expense Risk Fee."

[diamond] The daily administrative fee--0.125% annually. For more information, see "Daily Administrative Fee."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contract value upon annuitization.

          o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Premium Tax" and Appendix C.


    For more information, see "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero or is insufficient to cover any assessed charges, the contract will immediately terminate without value. PHL Variable will notify you in writing that the contract has terminated.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are two different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix D.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for 1 year, 5 years and 10 years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, deducted from redemptions after 1 year and 5 years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable Insurance Company ("PHL Variable") is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive office is located at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.


    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct.

Obligations under the contracts are obligations of PHL Variable Insurance
Company.

    Contributions to the GIA and MVA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more information, see "GIA" and "MVA."



INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust

[diamond] The Rydex Variable Trust

[diamond] Scudder Investment VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security; there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.


SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Subject to state regulatory approval, contracts will be subject to a maximum GIA percentage which restricts investments in the GIA. The maximum GIA percentage will never be less than 25%. No more than the maximum GIA percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the maximum GIA percentage of contract value.

    In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial premium payments of $20,000.

    We require minimum subsequent premium payments of $1,000.


    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. We cannot accept total premium payments in excess of $1,000,000 without prior approval. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.


    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:


(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to registered representatives on each premium payment.


    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  ------------------------------------------------------------
    DEATH BENEFIT OPTION 1 -      DEATH BENEFIT OPTION 2 -
        RETURN OF PREMIUM              ANNUAL STEP-UP
  ------------------------------------------------------------
              .375%                        .625%
  ------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.


    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses. (This fee is not deducted from the GIA or MVA.)

PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and premium taxes, see "Appendix C."


REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) The size and type of the group of individuals to whom the contract is offered;

(2) The amount of anticipated premium payments;

(3) Whether there is a preexisting relationship with the Company, such as being an employee of the Company, or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) Internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

    We do not pay commissions to broker-dealers that sell the contract. However, a broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. In the event that an incomplete application is received, we will notify your registered representative, who in turn will contact you. If the information required to complete the application is received within 5 days after the initial receipt of the application, the premium payment will be applied within two days of the completed application receipt date. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA or MVA are deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS

    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. eastern time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and 1 transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. There are additional restrictions on transfers to and from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.


OPTIONAL PROGRAMS


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfer charges do not apply to this program.

    The Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM

    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.


    Asset Rebalancing does not permit transfers to or from the GIA or the MVA. Transfer charges do not apply to this program.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


WITHDRAWALS

    Prior to the maturity date, amounts held under the contract may be withdrawn in whole or in part, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals. After the maturity date, unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or
L. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans in accordance with Internal Revenue Service regulations. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities."

    Requests for partial or full withdrawals should be mailed to our Annuity Operations Division.


CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date, the contract value is zero or insufficient to cover any assessed charges. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH BENEFIT
    The contract offers two death benefit options. The death benefit options vary in death benefit calculation and cost. The proceeds from Death Benefit Option 1 could be equal to but never greater than the proceeds from Death Benefit Option 2. Death Benefit Option 1 guarantees that the proceeds will not be less than the premium payments paid for the contract (less any adjusted partial withdrawals). An investor could further benefit from Death Benefit Option 2 because it provides the added protection of locking in the highest contract value of any anniversary prior to the owner turning age 80 for determining the proceeds. Therefore, Death Benefit Option 2 has a greater cost associated with it. The contract owner should select the option that best meets his or her needs based on their objectives, benefits needed and the costs associated with each option. At purchase, you select the death benefit option that best meets your financial needs.

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

            a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
            b) the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

            a) the sum of all premium payments, less adjusted partial
               withdrawals (as defined below); or
            b) the contract value on the claim date; or
            c) the annual step-up amount (as defined below).

          Upon the death of the owner who has attained age 80, the death benefit is the greater of:

            a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
            b) the contract value on the claim date.

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

          Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

          Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any premium tax due. For more information, see "Premium Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."


ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.


    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."


    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.


OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

(1) The net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

(2) The sum of the annuity units released from the subaccount to make the payments under this option.


You may not transfer any assets this option, unless we agree otherwise.


OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.


NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL

    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    In states that require return of premium payments during the Free Look Period, we reserve the right to issue the Temporary Money Market Allocation Amendment with the contract, during periods of extreme market volatility. If this amendment is issued with your contract, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. Those portions designated for the GIA and MVA will be allocated to those accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and, where required, one or more state insurance departments.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than 1 owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts owned by non-natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit options under the contract. One or more of the options available may, in some cases, exceed the greater of the purchase price or the contract value. The IRS may take the position with respect to these death benefit options that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract or any amendments, riders or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of premium payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to 10 percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity payment option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.


MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:


[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.


    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.


    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined to retroactively be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable qualified plan contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the rollover rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value; and (b) 50% of the contract value. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the MVA are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account (see Appendix B) by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until an actual distribution occurs under the contract.

KEOGH PLANS

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.


    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of W.S. Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.


    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.


    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give the Board your instructions.



TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Vice President and Insurance & Investment Products Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.



SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
-------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                      Domestic  Domestic  Domestic   Growth         International  Money
             Series                             Bond   Blend     Growth    Value    & Income  Index    Growth      Market Specialty

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                          |X|
Phoenix-AIM Mid-Cap Equity                               |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                          |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                           |X|
Phoenix-Engemann Capital Growth                          |X|
Phoenix-Engemann Small & Mid-Cap Growth                  |X|
Phoenix-Goodwin Money Market                                                                                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|

Phoenix-Goodwin Multi-Sector Short Term Bond      |X|

Phoenix-Hollister Value Equity                                               |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                             |X|
Phoenix-Kayne Small-Cap Quality Value                                        |X|
Phoenix-Lazard International Equity Select                                                              |X|
Phoenix-Lazard Small-Cap Value                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                            |X|
Phoenix-MFS Investors Growth Stock                                 |X|
Phoenix-MFS Investors Trust                                                            |X|
Phoenix-MFS Value                                                            |X|
Phoenix-Northern Dow 30                                                                         |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                            |X|
Phoenix-Oakhurst Growth and Income                                                     |X|
Phoenix-Oakhurst Strategic Allocation                                                  |X|
Phoenix-Sanford Bernstein Global Value                                                                  |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                      |X|
Phoenix-Sanford Bernstein Small-Cap Value                                    |X|
Phoenix-Seneca Mid-Cap Growth                                      |X|
Phoenix-Seneca Strategic Theme                                     |X|
Phoenix-State Street Research Small-Cap Growth                     |X|
AIM V.I. Capital Appreciation Fund                                 |X|
AIM V.I. Premier Equity Fund                             |X|
Alger American Leveraged AllCap Portfolio                          |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                        |X|
VIP Growth Opportunities Portfolio                                 |X|
VIP Growth Portfolio                                               |X|
Mutual Shares Securities Fund                                                          |X|
Templeton Foreign Securities Fund                                                                       |X|
Templeton Growth Securities Fund                                                                        |X|

Rydex Variable Trust Juno Fund                                                                                              |X|
Rydex Variable Trust Nova Fund                                                                  |X|
Rydex Variable Trust Sector Rotation                                                                                        |X|
 Fund

Scudder VIT EAFE(R) Equity Index Fund                                                           |X|
Scudder VIT Equity 500 Index Fund                                                               |X|
Technology Portfolio                                               |X|
Wanger Foreign Forty                                                                                    |X|
Wanger International Small Cap                                                                          |X|
Wanger Twenty                                                      |X|
Wanger U.S. Smaller Companies                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                                          Duff &
                                                   Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                  Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                   Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
              Series                                 Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|

Phoenix-Goodwin Multi-Sector Short Term Bond         |X|

Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|
Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                            |X|
Federated High Income Bond Fund II                                                                                          |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                   Fidelity              Morgan
                                                  Management  Franklin   Stanley                  Templeton   Templeton   Templeton
                                                     and       Mutual   Investment     Rydex       Asset       Global    Investment
                                                   Research   Advisers, Management     Global     Management,  Advisors   Counsel,
              Series                               Company      LLC        Inc.       Advisors      Ltd.       Limited      Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Foreign Securities Fund                                                                                           |X|
Templeton Growth Securities Fund                                                                                |X|

Rydex Variable Trust Juno Fund                                                         |X|
Rydex Variable Trust Nova Fund                                                         |X|
Rydex Variable Trust Sector Rotation Fund                                              |X|

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                     Wanger
                                                     Asset
                                                    Management,
                                                      L.P.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                 |X|
Wanger International Small Cap                       |X|
Wanger Twenty                                        |X|
Wanger U.S. Smaller Companies                        |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                      |X|
Phoenix-Alliance/Bernstein Enhanced Index                                  |X|
Phoenix-Alliance/Bernstein Growth + Value                                  |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                       |X|
Phoenix-Lazard Small-Cap Value                                                                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                    |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT SUBADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                -----------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.          LLC         Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                              |X|
Phoenix-Engemann Small & Mid-Cap Growth                                      |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                  |X|
Phoenix-MFS Investors Trust                         |X|
Phoenix-MFS Value                                   |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                             |X|
Phoenix-Seneca Strategic Theme                                                            |X|
Phoenix-State Street Research Small-Cap Growth                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.


ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable annuity payment options I, J, K, M and N.


CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.


CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC)
Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

LOAN DEBT: Loan debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.


MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or 10 years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.


PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25 *

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2003. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

         * South Dakota law provides a lower rate of .8% that applies to premiums received in excess of $500,000. This provision is scheduled to expire on July 1, 2003 but may be extended.

APPENDIX D - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================


PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.981                 .6

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX)
====================================================================================================================================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $2.039                 .7

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================


PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================


PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================


PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $2.093                  3

PHOENIX-KAYNE LARGE-CAP CORE
====================================================================================================================================


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================


PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================


 * Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================


PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================


PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================


PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================


PHOENIX-MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
====================================================================================================================================


PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================


PHOENIX-MFS VALUE
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.952                  4

PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)
====================================================================================================================================


PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
====================================================================================================================================


PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================


PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================


PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.980                 .9

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.977                 .8

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================


PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================


 * Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $2.049                  3

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================


VIP GROWTH PORTFOLIO
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.932                  2

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
         From 12/26/02* to 12/31/02                                        $2.000                $1.873                  2

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================


TECHNOLOGY PORTFOLIO
====================================================================================================================================


WANGER FOREIGN FORTY
====================================================================================================================================


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $1.885                  1

WANGER TWENTY
====================================================================================================================================


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
         From 3/13/02* to 12/31/02                                         $2.000                $2.080                  1


 * Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================


PHOENIX-AIM MID-CAP EQUITY
====================================================================================================================================


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX)
====================================================================================================================================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================


PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================


PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
         From 11/26/02* to 12/31/02                                        $2.000                $2.004                 37

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $2.118                 .6

PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================


PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $2.091                 .4

PHOENIX-KAYNE LARGE-CAP CORE
====================================================================================================================================


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================


PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================


PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================


PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================


PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================


PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================


 * Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
====================================================================================================================================


PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $1.969                 .3

PHOENIX-MFS VALUE
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $1.950                 .3

PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)
====================================================================================================================================


PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))
====================================================================================================================================


PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================


PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================


PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================


PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $1.960                 .1


 * Date subaccount began operations.


                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================


VIP GROWTH PORTFOLIO
====================================================================================================================================


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================


TECHNOLOGY PORTFOLIO
====================================================================================================================================


WANGER FOREIGN FORTY
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $1.951                 .3

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================


WANGER TWENTY
====================================================================================================================================
         From 12/2/02* to 12/31/02                                         $2.000                $2.067                 .1

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================



 * Date subaccount began operations.

                                     PART B

                              PHOENIX ASSET MANAGER

                  PHL VARIABLE ACCUMULATION ACCOUNT ("ACCOUNT")
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                     PHL VARIABLE INSURANCE COMPANY
One American Row                                    ANNUITY OPERATIONS DIVISION
Hartford, Connecticut                                               PO Box 8027
                                               Boston, Massachusetts 02266-8027



                                  June 2, 2003

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated June 2, 2003. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter...............................................................     2

Performance History.......................................................     2

Calculation of Yield and Return...........................................     7

Calculation of Annuity Payments ..........................................     8

Experts ..................................................................     9

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL
Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for 1 of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

-------------------------------------------------------------------------------------------------------------------
                                                         Inception                                        Since
                  Subaccount                                Date*      1 Year     5 Years    10 Years   Inception
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    12/7/1994    -15.24%     -2.52%       N/A        2.69%
Phoenix-AIM Mid-Cap Equity Series                        10/29/2001   -11.34%       N/A        N/A       -4.81%
Phoenix-Alliance/Bernstein Enhanced Index Series         7/14/1997    -24.07%     -1.91%       N/A       -0.76%
Phoenix-Alliance/Bernstein Growth + Value Series         10/29/2001   -25.44%       N/A        N/A       -17.57%
Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995     11.52%      4.70%       N/A       11.94%
Phoenix-Engemann Capital Growth Series                   12/7/1994    -25.19%     -7.84%       N/A        1.92%
Phoenix-Engemann Small & Mid-Cap Growth Series           8/15/2000    -29.16%       N/A        N/A       -29.39%
Phoenix-Goodwin Money Market Series                      12/7/1994     0.91%       3.71%       N/A        4.11%
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/7/1994     9.44%       4.14%       N/A        7.94%
Phoenix-Hollister Value Equity Series                     3/2/1998    -22.33%       N/A        N/A        2.72%
Phoenix-Janus Flexible Income Series                     12/20/1999    10.06%       N/A        N/A        7.44%
Phoenix-Kayne Large-Cap Core Series                      8/12/2002      N/A         N/A        N/A       -3.64%
Phoenix-Kayne Small-Cap Quality Value Series             8/12/2002      N/A         N/A        N/A        0.81%
Phoenix-Lazard International Equity Select Series        8/12/2002      N/A         N/A        N/A       -4.41%
Phoenix-Lazard Small-Cap Value Series                    8/12/2002      N/A         N/A        N/A       -2.31%
Phoenix-Lazard U.S. Multi-Cap Series                     8/12/2002      N/A         N/A        N/A        0.31%
Phoenix-Lord Abbett Bond-Debenture Series                8/12/2002      N/A         N/A        N/A        6.16%
Phoenix-Lord Abbett Large-Cap Value Series               8/12/2002      N/A         N/A        N/A       -0.95%
Phoenix-Lord Abbett Mid-Cap Value Series                 8/12/2002      N/A         N/A        N/A       -0.15%
Phoenix-MFS Investors Growth Stock Series                12/20/1999   -29.20%       N/A        N/A       -20.73%
Phoenix-MFS Investors Trust Series                       10/29/2001   -21.19%       N/A        N/A       -15.50%
Phoenix-MFS Value Series                                 10/29/2001   -14.28%       N/A        N/A       -8.11%
Phoenix-Northern Dow 30 Series                           12/20/1999   -15.93%       N/A        N/A       -8.56%
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000   -37.89%       N/A        N/A       -43.16%
Phoenix-Oakhurst Growth and Income Series                 3/2/1998    -22.90%       N/A        N/A       -1.84%
Phoenix-Oakhurst Strategic Allocation Series             12/7/1994    -12.02%      3.50%       N/A        7.83%
Phoenix-Sanford Bernstein Global Value Series            11/20/2000   -14.90%       N/A        N/A       -8.83%
Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998     -9.01%       N/A        N/A        0.42%
Phoenix-Sanford Bernstein Small Cap Value Series         11/20/2000    -9.00%       N/A        N/A        5.29%
Phoenix-Seneca Mid-Cap Growth Series                      3/2/1998    -32.84%       N/A        N/A       -0.10%
Phoenix-Seneca Strategic Theme Series                    1/29/1996    -35.31%     -1.77%       N/A        2.31%
Phoenix-State Street Research Small-Cap Growth Series    8/12/2002      N/A         N/A        N/A        0.65%
AIM V.I. Capital Appreciation Fund                       3/30/2001    -24.74%       N/A        N/A       -16.44%
AIM V.I. Premier Equity Fund                             3/30/2001    -30.61%       N/A        N/A       -19.61%
Alger American Leveraged AllCap Portfolio                 6/5/2000    -34.24%       N/A        N/A       -28.53%
Federated Fund For U.S. Government Securities II         7/15/1999     8.50%        N/A        N/A        7.24%
Federated High Income Bond Fund II                       7/15/1999     0.88%        N/A        N/A       -2.84%
VIP Contrafund(R) Portfolio                               6/5/2000     -9.88%       N/A        N/A       -11.22%
VIP Growth Opportunities Portfolio                        6/5/2000    -22.31%       N/A        N/A       -19.88%
VIP Growth Portfolio                                      6/5/2000    -30.55%       N/A        N/A       -24.35%
Mutual Shares Securities Fund                             5/1/2000    -12.26%       N/A        N/A        1.14%
Templeton Foreign Securities Fund                         5/1/1997    -18.97%     -2.63%       N/A       -0.81%
Templeton Growth Securities Fund                          5/1/2000    -18.90%       N/A        N/A       -6.41%
Scudder VIT EAFE(R) Equity Index Fund                    7/15/1999    -21.99%       N/A        N/A       -14.90%
Scudder VIT Equity 500 Index Fund                        10/29/2001   -22.71%       N/A        N/A       -15.28%
Technology Portfolio                                     12/20/1999   -49.23%       N/A        N/A       -40.13%
Wanger Foreign Forty                                      2/1/1999    -15.72%       N/A        N/A        2.55%
Wanger International Small Cap                            5/1/1995    -14.27%      4.69%       N/A       10.64%
Wanger Twenty                                             2/1/1999     -8.08%       N/A        N/A       10.01%
Wanger U.S. Smaller Companies                             5/1/1995    -17.23%      2.44%       N/A       12.46%
-------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

--------------------------------------------------------------------------------------------------------------------
                  Subaccount                              Inception     1 Year     5 Years    10 Years     Since
                                                             Date*                                       Inception
--------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     12/7/1994    -15.45%     -2.76%       N/A        2.43%
Phoenix-AIM Mid-Cap Equity Series                         10/29/2001   -11.56%       N/A        N/A       -5.05%
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997    -24.26%     -2.15%       N/A       -1.01%
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/2001   -25.63%       N/A        N/A       -17.77%
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995     11.24%      4.44%       N/A       11.67%
Phoenix-Engemann Capital Growth Series                    12/7/1994    -25.38%     -8.07%       N/A        1.66%
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000    -29.34%       N/A        N/A       -29.57%
Phoenix-Goodwin Money Market Series                       12/7/1994     0.66%       3.45%       N/A        3.85%
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/7/1994     9.17%       3.88%       N/A        7.67%
Phoenix-Hollister Value Equity Series                      3/2/1998    -22.52%       N/A        N/A        2.46%
Phoenix-Janus Flexible Income Series                      12/20/1999    9.78%        N/A        N/A        7.17%
Phoenix-Kayne Large-Cap Core Series                       8/12/2002      N/A         N/A        N/A       -3.73%
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002      N/A         N/A        N/A        0.71%
Phoenix-Lazard International Equity Select Series         8/12/2002      N/A         N/A        N/A       -4.50%
Phoenix-Lazard Small-Cap Value Series                     8/12/2002      N/A         N/A        N/A       -2.40%
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002      N/A         N/A        N/A        0.21%
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002      N/A         N/A        N/A        6.06%
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002      N/A         N/A        N/A       -1.05%
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002      N/A         N/A        N/A       -0.25%
Phoenix-MFS Investors Growth Stock Series                 12/20/1999   -29.38%       N/A        N/A       -20.93%
Phoenix-MFS Investors Trust Series                        10/29/2001   -21.39%       N/A        N/A       -15.71%
Phoenix-MFS Value Series                                  10/29/2001   -14.49%       N/A        N/A       -8.34%
Phoenix-Northern Dow 30 Series                            12/20/1999   -16.14%       N/A        N/A       -8.79%
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000    -38.05%       N/A        N/A       -43.30%
Phoenix-Oakhurst Growth and Income Series                  3/2/1998    -23.10%       N/A        N/A       -2.08%
Phoenix-Oakhurst Strategic Allocation Series              12/7/1994    -12.24%      3.24%       N/A        7.56%
Phoenix-Sanford Bernstein Global Value Series             11/20/2000   -15.11%       N/A        N/A       -9.05%
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998     -9.24%       N/A        N/A        0.17%
Phoenix-Sanford Bernstein Small Cap Value Series          11/20/2000    -9.23%       N/A        N/A        5.03%
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998    -33.01%       N/A        N/A       -0.35%
Phoenix-Seneca Strategic Theme Series                     1/29/1996    -35.47%     -2.02%       N/A        2.05%
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002      N/A         N/A        N/A        0.55%
AIM V.I. Capital Appreciation Fund                        3/30/2001    -24.93%       N/A        N/A       -16.65%
AIM V.I. Premier Equity Fund                              3/30/2001    -30.78%       N/A        N/A       -19.81%
Alger American Leveraged AllCap Portfolio                  6/5/2000    -34.41%       N/A        N/A       -28.71%
Federated Fund For U.S. Government Securities II          7/15/1999     8.23%        N/A        N/A        6.98%
Federated High Income Bond Fund II                        7/15/1999     0.63%        N/A        N/A       -3.09%
VIP Contrafund(R) Portfolio                                6/5/2000    -10.11%       N/A        N/A       -11.44%
VIP Growth Opportunities Portfolio                         6/5/2000    -22.51%       N/A        N/A       -20.08%
VIP Growth Portfolio                                       6/5/2000    -30.72%       N/A        N/A       -24.54%
Mutual Shares Securities Fund                              5/1/2000    -12.48%       N/A        N/A        0.89%
Templeton Foreign Securities Fund                          5/1/1997    -19.18%     -2.87%       N/A       -1.05%
Templeton Growth Securities Fund                           5/1/2000    -19.10%       N/A        N/A       -6.65%
Scudder VIT EAFE(R) Equity Index Fund                     7/15/1999    -22.19%       N/A        N/A       -15.11%
Scudder VIT Equity 500 Index Fund                         10/29/2001   -22.90%       N/A        N/A       -15.49%
Technology Portfolio                                      12/20/1999   -49.35%       N/A        N/A       -40.28%
Wanger Foreign Forty                                       2/1/1999    -15.93%       N/A        N/A        2.29%
Wanger International Small Cap                             5/1/1995    -14.48%      4.43%       N/A       10.37%
Wanger Twenty                                              2/1/1999     -8.31%       N/A        N/A        9.74%
Wanger U.S. Smaller Companies                              5/1/1995    -17.44%      2.19%       N/A       12.18%
--------------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

          ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

------------------------------------------------------------------------------------------------------------------------------------
                     Subaccount                        1993   1994   1995    1996   1997    1998    1999     2000    2001    2002
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 37.78% -0.45%   9.05% 18.07%  11.49%  27.30%  28.87%  -16.24% -24.43% -15.24%
Phoenix-AIM Mid-Cap Equity Series                                                                                           -11.34%
Phoenix-Alliance/Bernstein Enhanced Index Series                                            31.03%  18.24%  -11.92% -12.35% -24.07%
Phoenix-Alliance/Bernstein Growth + Value Series                                                                            -25.44%
Phoenix-Duff & Phelps Real Estate Securities Series                         32.46%  21.46% -21.60%   4.26%   30.15%   6.08%  11.52%
Phoenix-Engemann Capital Growth Series                19.12%  0.96%  30.24% 12.03%  20.49%  29.37%  29.04%  -18.20% -34.92% -25.19%
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                      -27.10% -29.16%
Phoenix-Goodwin Money Market Series                    2.36%  3.33%   5.18%  4.51%   4.66%   4.57%   4.30%    5.51%   3.29%   0.91%
Phoenix-Goodwin Multi-Sector Fixed Income Series      15.34% -5.94%  22.93% 11.86%  10.54%  -4.63%   4.93%    5.95%   5.55%   9.44%
Phoenix-Hollister Value Equity Series                                                               23.72%   31.53% -18.38% -22.33%
Phoenix-Janus Flexible Income Series                                                                          5.90%   6.70%  10.06%
Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series
Phoenix-Lazard International Equity Select Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series
Phoenix-MFS Investors Growth Stock Series                                                                   -11.62% -24.23% -29.20%
Phoenix-MFS Investors Trust Series                                                                                          -21.19%
Phoenix-MFS Value Series                                                                                                    -14.28%
Phoenix-Northern Dow 30 Series                                                                               -6.03%  -6.46% -15.93%
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                         -33.40% -37.89%
Phoenix-Oakhurst Growth and Income Series                                                           16.43%   -7.08%  -8.63% -22.90%
Phoenix-Oakhurst Strategic Allocation Series          10.46% -1.93%  17.66%  8.51%  20.15%  20.20%  10.71%    0.08%   1.35% -12.02%
Phoenix-Sanford Bernstein Global Value Series                                                                        -7.31% -14.90%
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     -10.74%   16.33%  22.37%  -9.01%
Phoenix-Sanford Bernstein Small Cap Value Series                                                                     15.18%  -9.00%
Phoenix-Seneca Mid-Cap Growth Series                                                                44.93%   13.18% -25.51% -32.84%
Phoenix-Seneca Strategic Theme Series                                               16.60%  43.99%  54.24%  -11.92% -27.73% -35.31%
Phoenix-State Street Research Small-Cap Growth Series
AIM V.I. Capital Appreciation Fund                            1.99%  35.01% 16.99%  12.94%  18.71%  43.89%  -11.35% -23.67% -24.74%
AIM V.I. Premier Equity Fund                                  3.52%  35.57% 14.44%  23.07%  31.74%  29.25%  -15.07% -13.00% -30.61%
Alger American Leveraged AllCap Portfolio                                   11.47%  19.08%  57.04%  77.17%  -25.22% -16.36% -34.24%
Federated Fund For U.S. Government Securities II                      8.23%  3.68%   8.04%   7.12%  -1.09%   10.43%   6.49%   8.50%
Federated High Income Bond Fund II                                   19.78% 13.74%  13.26%   2.19%   1.81%   -9.48%   0.86%   0.88%
VIP Contrafund(R) Portfolio                                                                 29.29%  23.53%   -7.18% -12.81%  -9.88%
VIP Growth Opportunities Portfolio                                                          23.89%   3.66%  -17.60% -14.88% -22.31%
VIP Growth Portfolio                                                                        38.68%  36.60%  -11.51% -18.14% -30.55%
Mutual Shares Securities Fund                                                       16.85%  -0.69%  13.01%   12.69%   6.50% -12.26%
Templeton Foreign Securities Fund                     46.28% -2.98%  14.91% 23.14%  13.10%   8.50%  22.64%   -2.85% -16.42% -18.97%
Templeton Growth Securities Fund                                     11.88% 20.37%  12.65%   8.16%  20.23%    0.97%  -1.80% -18.90%

Rydex Variable Trust Nova Fund                                                              29.42%  22.65%  -20.70% -23.96% -36.04%

Scudder VIT EAFE(R) Equity Index Fund                                                       21.00%  27.00%  -17.07% -25.06% -21.99%
Scudder VIT Equity 500 Index Fund                                                           28.07%  19.78%   -9.69% -12.64% -22.71%
Technology Portfolio                                                                                        -23.98% -49.12% -49.23%
Wanger Foreign Forty                                                                                         -2.07% -26.99% -15.72%
Wanger International Small Cap                                              31.38%  -1.95%  15.76% 125.39%  -28.22% -21.67% -14.27%
Wanger Twenty                                                                                                 8.91%   8.54%  -8.08%
Wanger U.S. Smaller Companies                                               45.90%  28.79%   8.15%  24.46%   -8.62%  10.82% -17.23%
------------------------------------------------------------------------------------------------------------------------------------
Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

          ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

------------------------------------------------------------------------------------------------------------------------------------
                     Subaccount                        1993   1994   1995    1996   1997    1998    1999     2000    2001    2002
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 37.44% -0.70%   8.78% 17.78%  11.21%  26.99%  28.55%  -16.44% -24.62% -15.45%
Phoenix-AIM Mid-Cap Equity Series                                                                                           -11.56%
Phoenix-Alliance/Bernstein Enhanced Index Series                                            30.70%  17.94%  -12.14% -12.57% -24.26%
Phoenix-Alliance/Bernstein Growth + Value Series                                                                            -25.63%
Phoenix-Duff & Phelps Real Estate Securities Series                         32.13%  21.16% -21.80%   4.00%   29.82%   5.81%  11.24%
Phoenix-Engemann Capital Growth Series                18.82%  0.71%  29.92% 11.75%  20.19%  29.05%  28.72%  -18.40% -35.08% -25.38%
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                      -27.29% -29.34%
Phoenix-Goodwin Money Market Series                    2.11%  3.07%   4.91%  4.25%   4.40%   4.31%   4.04%    5.25%   3.03%   0.66%
Phoenix-Goodwin Multi-Sector Fixed Income Series      15.06% -6.17%  22.62% 11.58%  10.26%  -4.87%   4.67%    5.69%   5.29%   9.17%
Phoenix-Hollister Value Equity Series                                                               23.41%   31.20% -18.58% -22.52%
Phoenix-Janus Flexible Income Series                                                                          5.64%   6.43%   9.78%
Phoenix-Kayne Large-Cap Core Series
Phoenix-Kayne Small-Cap Quality Value Series
Phoenix-Lazard International Equity Select Series
Phoenix-Lazard Small-Cap Value Series
Phoenix-Lazard U.S. Multi-Cap Series
Phoenix-Lord Abbett Bond-Debenture Series
Phoenix-Lord Abbett Large-Cap Value Series
Phoenix-Lord Abbett Mid-Cap Value Series
Phoenix-MFS Investors Growth Stock Series                                                                   -11.84% -24.42% -29.38%
Phoenix-MFS Investors Trust Series                                                                                          -21.39%
Phoenix-MFS Value Series                                                                                                    -14.49%
Phoenix-Northern Dow 30 Series                                                                               -6.27%  -6.69% -16.14%
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                         -33.57% -38.05%
Phoenix-Oakhurst Growth and Income Series                                                           16.14%   -7.31%  -8.86% -23.10%
Phoenix-Oakhurst Strategic Allocation Series          10.19% -2.18%  17.36%  8.24%  19.85%  19.90%  10.43%   -0.17%   1.10% -12.24%
Phoenix-Sanford Bernstein Global Value Series                                                                        -7.54% -15.11%
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                     -10.96%   16.04%  22.06%  -9.24%
Phoenix-Sanford Bernstein Small Cap Value Series                                                                     14.89%  -9.23%
Phoenix-Seneca Mid-Cap Growth Series                                                                44.56%   12.90% -25.69% -33.01%
Phoenix-Seneca Strategic Theme Series                                               16.31%  43.63%  53.85%  -12.14% -27.92% -35.47%
Phoenix-State Street Research Small-Cap Growth Series
AIM V.I. Capital Appreciation Fund                            1.73%  34.67% 16.70%  12.66%  18.41%  43.53%  -11.57% -23.86% -24.93%
AIM V.I. Premier Equity Fund                                  3.26%  35.23% 14.16%  22.76%  31.42%  28.93%  -15.28% -13.22% -30.78%
Alger American Leveraged AllCap Portfolio                                   11.19%  18.78%  56.65%  76.73%  -25.40% -16.57% -34.41%
Federated Fund For U.S. Government Securities II                      7.96%  3.42%   7.77%   6.85%  -1.34%   10.16%   6.22%   8.23%
Federated High Income Bond Fund II                                   19.48% 13.45%  12.98%   1.93%   1.55%   -9.70%   0.61%   0.63%
VIP Contrafund(R) Portfolio                                                                 28.97%  23.22%   -7.41% -13.03% -10.11%
VIP Growth Opportunities Portfolio                                                          23.58%   3.40%  -17.80% -15.09% -22.51%
VIP Growth Portfolio                                                                        38.34%  36.26%  -11.73% -18.35% -30.72%
Mutual Shares Securities Fund                                                       16.56%  -0.93%  12.73%   12.40%   6.24% -12.48%
Templeton Foreign Securities Fund                     45.92% -3.22%  14.62% 22.83%  12.81%   8.23%  22.33%   -3.10% -16.63% -19.18%
Templeton Growth Securities Fund                                     11.60% 20.07%  12.37%   7.89%  19.93%    0.72%  -2.05% -19.10%

Rydex Variable Trust Nova Fund                                                              29.09%  22.34%  -20.90% -24.15% -36.21%

Scudder VIT EAFE(R) Equity Index Fund                                                       20.70%  26.68%  -17.28% -25.25% -22.19%
Scudder VIT Equity 500 Index Fund                                                           27.75%  19.49%   -9.91% -12.86% -22.90%
Technology Portfolio                                                                                        -24.17% -49.24% -49.35%
Wanger Foreign Forty                                                                                         -2.31% -27.17% -15.93%
Wanger International Small Cap                                              31.05%  -2.20%  15.47% 124.83%  -28.40% -21.87% -14.48%
Wanger Twenty                                                                                                 8.64%   8.27%  -8.31%
Wanger U.S. Smaller Companies                                               45.54%  28.47%   7.88%  24.15%   -8.85%  10.55% -17.44%
------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:
   The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are based on the 7-day period ending December 31, 2002:

CONTRACTS WITH DEATH BENEFIT OPTION 1:
Value of hypothetical pre-existing account with exactly one Unit
  at the beginning of the period:.............................         $1.000000
Value of the same account (excluding capital changes) at
  the end of the 7-day period:................................          1.000106

Calculation:
    Ending account value......................................          1.000106
    Less beginning account value..............................          1.000000
    Net change in account value...............................          0.000106

Base period return:
  (net change/beginning account value)........................          0.000106
Current yield = return x (365/7) =............................             0.55%
Effective yield = [(1 + return)(365/7)] -1 =..................             0.55%

CONTRACTS WITH DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with exactly one unit
  at the beginning of the period:.............................         $1.000000
Value of the same account (excluding capital changes) at
  the end of the 7-day period:................................          1.000058

Calculation:
  Ending account value........................................          1.000058
  Less beginning account value................................          1.000000
  Net change in account value.................................          0.000058
Base period return:
  (net change/beginning account value)........................          0.000058
Current yield = return x (365/7) =............................             0.30%
Effective yield = [(1 + return)(365/7)] -1 =..................             0.30%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial payment in the subaccount;

(2) We determine the value of the hypothetical initial payment had it been redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 payment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return, we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

    R = ((ERV / II)(1/n)) - 1

    Where:

      II       =   a hypothetical initial payment of $1,000
      R        =   average annual total return for the period
      n        =   number of years in the period
      ERV      =   ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
     See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

     You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983 Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------
     The financial statements of PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 1)) and PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 2)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.


    Richard J. Wirth, Vice President and Insurance & Investment Products Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                               [LOGO] PHOENIX
                                                               WEALTH MANAGEMENT











                            PHOENIX
                           ASSET
                           MANAGER

-------------------------------------------------------------------------
                         VARIABLE ANNUITY ANNUAL REPORT
-------------------------------------------------------------------------
                            PHL Variable Accumulation Account
                            December 31, 2002











                                                                DEATH BENEFIT
                                                                   OPTION 1
--------------------------------------------------------------------------------
VA0695AR1 @2003 The Phoenix Companies, Inc.


                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2002

                                                                                    PHOENIX-DUFF &
                                                    PHOENIX-                          PHELPS REAL
                                                  ABERDEEN NEW      PHOENIX-AIM          ESTATE          PHOENIX-JANUS
                                                      ASIA         MID-CAP EQUITY      SECURITIES       FLEXIBLE INCOME
                                                   SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                 --------------   ---------------   ---------------    -----------------
ASSETS
     Investment at cost                          $        1,113   $         1,096   $         1,481    $           5,560
                                                 ==============   ===============   ===============    =================
     Investment at market                        $        1,109   $         1,119   $         1,515    $           5,573
                                                 --------------   ---------------   ---------------    -----------------
         Total assets                                     1,109            1,119              1,515                5,573
LIABILITIES
     Accrued expenses                                         -                -                  1                    3
                                                 --------------   ---------------   ---------------    -----------------
NET ASSETS                                       $        1,109   $         1,119   $         1,514    $           5,570
                                                 ==============   ===============   ===============    =================
Accumulation units outstanding                              580              565                743                2,662
                                                 ==============   ===============   ===============    =================
Unit value                                       $     1.912527   $      1.981400   $      2.038784    $        2.092857
                                                 ==============   ===============   ===============    =================


                                                                                                         FEDERATED FUND
                                                                  PHOENIX-SANFORD   PHOENIX-SANFORD         FOR U.S.
                                                  PHOENIX-MFS    BERNSTEIN GLOBAL   BERNSTEIN MID-        GOVERNMENT
                                                     VALUE             VALUE          CAP VALUE          SECURITIES II
                                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                 --------------   ---------------   ---------------    -----------------
ASSETS
     Investment at cost                          $        7,734   $         1,844   $         1,579    $           5,481
                                                 ==============   ===============   ===============    =================
     Investment at market                        $        7,810   $         1,877   $         1,555    $           5,527
                                                 --------------   ---------------   ---------------    -----------------
         Total assets                                     7,810             1,877             1,555                5,527
LIABILITIES
     Accrued expenses                                         3                 1                 1                    3
                                                 --------------   ---------------   ---------------    -----------------
NET ASSETS                                       $        7,807   $         1,876    $        1,554    $           5,524
                                                 ==============   ===============   ===============    =================
Accumulation units outstanding                            4,000               948               786                2,696
                                                 ==============   ===============   ===============    =================
Unit value                                       $     1.951751   $      1.979945   $      1.976787    $        2.049157
                                                 ==============   ===============   ===============    =================


                                                                     Templeton          Wanger            Wanger U.S.
                                                                      Foreign        International          Smaller
                                                    VIP Growth       Securities        Small Cap           Companies
                                                    Subaccount       Subaccount       Subaccount          Subaccount
                                                 --------------   ---------------   ---------------    -----------------
ASSETS
     Investment at cost                          $        3,289   $         2,924   $         1,827    $           2,923
                                                 ==============   ===============   ===============    =================
     Investment at market                        $        3,221   $         2,952   $         1,884    $           2,998
                                                 --------------   ---------------   ---------------    -----------------
         Total assets                                     3,221             2,952             1,884                2,998
LIABILITIES
     Accrued expenses                                         1                 2                 1                    1
                                                 --------------   ---------------   ---------------    -----------------
NET ASSETS                                       $        3,220   $         2,950   $         1,883    $           2,997
                                                 ==============   ===============   ===============    =================
Accumulation units outstanding                            1,666             1,575               999                1,440
                                                 ==============   ===============   ===============    =================
Unit value                                       $     1.932382   $      1.872853   $      1.885314    $        2.080427
                                                 ==============   ===============   ===============    =================



                                                See Notes to Financial Statements
                                                               SA-1

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                     PHOENIX-DUFF &
                                                    PHOENIX-                          PHELPS REAL
                                                  ABERDEEN NEW      PHOENIX-AIM          ESTATE          PHOENIX-JANUS
                                                      ASIA         MID-CAP EQUITY      SECURITIES       FLEXIBLE INCOME
                                                  SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)       SUBACCOUNT(1)
                                                 --------------   ---------------   ---------------    -----------------
Investment income
     Distributions                               $           17   $             -   $            11    $              61
Expenses
     Mortality, expense risk and administrative
     charges                                                  1                 1                 1                    4
                                                 --------------   ---------------   ---------------    -----------------
Net investment income (loss)                                 16                (1)               10                   57
                                                 --------------   ---------------   ---------------    -----------------
Net realized gain (loss) from share transactions              -                 -                 -                    -
Net realized gain distribution from Fund                      -                 -                 8                   18
Net unrealized appreciation (depreciation) on
     investment                                              (4)               23                34                   13
                                                 --------------   ---------------   ---------------    -----------------
Net gain (loss) on investment                                (4)               23                42                   31
Net increase (decrease) in net assets resulting from
     operations                                  $           12   $            22   $            52    $              88
                                                 ==============   ===============   ===============    =================


                                                                                                         FEDERATED FUND
                                                                  PHOENIX-SANFORD   PHOENIX-SANFORD         FOR U.S.
                                                  PHOENIX-MFS    BERNSTEIN GLOBAL   BERNSTEIN MID-        GOVERNMENT
                                                     VALUE             VALUE          CAP VALUE          SECURITIES II
                                                 SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)       SUBACCOUNT(1)
                                                 --------------   ---------------   ---------------    -----------------
Investment income
     Distributions                               $           61   $            17   $             9    $               -
Expenses
     Mortality, expense risk and administrative
     charges                                                  5                 1                 1                    4
                                                 --------------   ---------------   ---------------    -----------------
Net investment income (loss)                                 56                16                 8                   (4)
                                                 --------------   ---------------   ---------------    -----------------
Net realized gain (loss) from share transactions              -                 -                 -                    -
Net realized gain distribution from Fund                      -                 -               109                    -
Net unrealized appreciation (depreciation) on
     investment                                              76                33               (24)                  46
                                                 --------------   ---------------   ---------------    -----------------
Net gain (loss) on investment                                76                33                85                   46
Net increase (decrease) in net assets resulting from
     operations                                  $          132   $            49   $            93    $              42
                                                 ==============   ===============   ===============    =================



                                                                    TEMPLETON           WANGER            WANGER U.S.
                                                                     FOREIGN         INTERNATIONAL          SMALLER
                                                   VIP GROWTH       SECURITIES         SMALL CAP           COMPANIES
                                                  SUBACCOUNT(1)    SUBACCOUNT(2)     SUBACCOUNT(1)        SUBACCOUNT(1)
                                                 --------------   ---------------   ---------------    -----------------
Investment income
     Distributions                               $            -   $             -   $             -    $               -
Expenses
     Mortality, expense risk and administrative
     charges                                                  2                 2                 1                    2
                                                 --------------   ---------------   ---------------    -----------------
Net investment income (loss)                                 (2)               (2)               (1)                  (2)
                                                 --------------   ---------------   ---------------    -----------------
Net realized gain (loss) from share transactions              -                 -                 -                    -
Net realized gain distribution from Fund                      -                 -                 -                    -
Net unrealized appreciation (depreciation) on
     investment                                             (68)               28                57                   75
                                                 --------------   ---------------   ---------------    -----------------
Net gain (loss) on investment                               (68)               28                57                   75
Net increase (decrease) in net assets resulting
     from operations                             $          (70)  $            26   $            56    $              73
                                                 ==============   ===============   ===============    =================

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1)  From inception November 13, 2002 to December 31, 2002.
(2)  From inception December 26, 2002 to December 31, 2002.


                                                See Notes to Financial Statements
                                                               SA-2

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                     PHOENIX-DUFF &
                                                    PHOENIX-                          PHELPS REAL
                                                  ABERDEEN NEW      PHOENIX-AIM          ESTATE          PHOENIX-JANUS
                                                      ASIA         MID-CAP EQUITY      SECURITIES       FLEXIBLE INCOME
                                                  SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)       SUBACCOUNT(1)
                                                 --------------   ---------------   ---------------    -----------------
FROM OPERATIONS
     Net investment income (loss)                $           16   $            (1)  $            10    $              57
     Net realized gain (loss)                                 -                 -                 8                   18
     Net unrealized appreciation (depreciation)              (4)               23                34                   13
                                                 --------------   ---------------   ---------------    -----------------
     Net increase (decrease) resulting from
     operations                                              12                22                52                   88
                                                 --------------   ---------------   ---------------    -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                 1,097             1,097             1,462                5,482
     Participant transfers                                    -                 -                 -                    -
     Participant withdrawals                                  -                 -                 -                    -
                                                 --------------   ---------------   ---------------    -----------------
     Net increase (decrease) in net assets
         resulting from participant transactions          1,097             1,097             1,462                5,482
                                                 --------------   ---------------   ---------------    -----------------
     Net increase (decrease) in net assets                1,109             1,119             1,514                5,570
NET ASSETS
     Beginning of period                                      -                 -                 -                    -
                                                 --------------   ---------------   ---------------    -----------------
     End of period                               $        1,109   $         1,119   $         1,514    $           5,570
                                                 ==============   ===============   ===============    =================


                                                                                                         FEDERATED FUND
                                                                  PHOENIX-SANFORD   PHOENIX-SANFORD         FOR U.S.
                                                  PHOENIX-MFS    BERNSTEIN GLOBAL   BERNSTEIN MID-        GOVERNMENT
                                                     VALUE             VALUE          CAP VALUE          SECURITIES II
                                                 SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)       SUBACCOUNT(1)
                                                 --------------   ---------------   ---------------    -----------------
From operations
     Net investment income (loss)                $           56   $            16   $             8    $              (4)
     Net realized gain (loss)                                 -                 -               109                    -
     Net unrealized appreciation (depreciation)              76                33               (24)                  46
                                                 --------------   ---------------   ---------------    -----------------
     Net increase (decrease) resulting from
         operations                                         132                49                93                   42
                                                 --------------   ---------------   ---------------    -----------------
From accumulation unit transactions
     Participant deposits                                 7,675             1,827             1,461                5,482
     Participant transfers                                    -                 -                 -                    -
     Participant withdrawals                                  -                 -                 -                    -
                                                 --------------   ---------------   ---------------    -----------------
     Net increase (decrease) in net assets
         resulting from participant transactions          7,675             1,827             1,461                5,482
                                                 --------------   ---------------   ---------------    -----------------
     Net increase (decrease) in net assets                7,807             1,876             1,554                5,524
Net assets
     Beginning of period                                      -                 -                 -                    -
                                                 --------------   ---------------   ---------------    -----------------
     End of period                               $        7,807   $         1,876   $         1,554    $           5,524
                                                 ==============   ===============   ===============    =================


                                                See Notes to Financial Statements
                                                               SA-3

                                                     STATEMENTS OF OPERATIONS
                                              FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                           (CONTINUED)

                                                                     Templeton           Wanger          Wanger U.S.
                                                                      Foreign        International         Smaller
                                                   VIP Growth        Securities         Small Cap          Companies
                                                  Subaccount(1)     Subaccount(2)     Subaccount(1)      Subaccount(1)
                                                 --------------   ---------------   ---------------    -----------------

From operations
     Net investment income (loss)                $           (2)  $            (2)  $            (1)   $              (2)
     Net realized gain (loss)                                 -                 -                 -                    -
     Net unrealized appreciation (depreciation)             (68)               28                57                   75
                                                 --------------   ---------------   ---------------    -----------------
     Net increase (decrease) resulting from
          operations                                        (70)               26                56                   73
                                                 --------------   ---------------   ---------------    -----------------
From accumulation unit transactions
     Participant deposits                                 3,290             2,924             1,827                2,924
     Participant transfers                                    -                 -                 -                    -
     Participant withdrawals                                  -                 -                 -                    -
                                                 --------------   ---------------   ---------------    -----------------
     Net increase (decrease) in net assets
         resulting from participant transactions          3,290             2,924             1,827                2,924
                                                 --------------   ---------------   ---------------    -----------------
     Net increase (decrease) in net assets                3,220             2,950             1,883                2,997
Net assets
     Beginning of period                                      -                 -                 -                    -
                                                 --------------   ---------------   ---------------    -----------------
     End of period                                      $ 3,220           $ 2,950           $ 1,883              $ 2,997
                                                 ==============   ===============   ===============    =================

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception November 13, 2002 to December 31, 2002.
(2)  From inception December 26, 2002 to December 31, 2002.



                                                See Notes to Financial Statements
                                                                SA-4

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.
   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report.

The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------ --------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                             Long-term capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series             Long-term capital growth.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                               Track the total return of the Dow Jones Industrial
                                                             Average(SM) before fund expenses.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                  Track the total return of the Nasdaq-100 Index(R) before fund expenses.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal
                                                             emphasis.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Hollister Value Equity Series                        Long-term capital appreciation. The series has a secondary investment objective to seek current income.
------------------------------------------------------------ --------------------------------------------------------------
                                                             High total return by investing in a broadly diversified
                                                             portfolio of equity securities of large and medium
Phoenix-J.P. Morgan Research Enhanced Index Series           capitalization companies within the market sectors found in the S&P 500.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of
                                                             capital.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Janus Growth Series                                  Long-term growth of capital in a manner consistent with
                                                             the preservation of capital.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                          Long-term capital appreciation with dividend income as a
                                                             secondary consideration.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a
                                                             secondary consideration.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to
                                                             produce a high total return.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than
                                                             current income.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital and secondarily to provide
                                                             reasonable current income.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity
                                                             securities of foreign and U.S. companies.
------------------------------------------------------------ --------------------------------------------------------------

                                          PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                                                 PHL VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------ --------------------------------------------------------------
                        SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------------ --------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series             small capitalization stocks that appear to be undervalued.
                                                             Current income is a secondary investment objective.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth.
------------------------------------------------------------ --------------------------------------------------------------
Phoenix-Van                                                  Kampen Focus Equity Series Capital appreciation by investing primarily in equity securities.
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital.
------------------------------------------------------------ --------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary
                                                             objective.
------------------------------------------------------------ --------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income.
------------------------------------------------------------ --------------------------------------------------------------
Federated High Income Bond Fund II                           High current income.
------------------------------------------------------------ --------------------------------------------------------------
VIP Contrafund(R)Portfolio                                   Long-term capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth.
------------------------------------------------------------ --------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary objective.
------------------------------------------------------------ --------------------------------------------------------------
Templeton Developing Markets Securities Fund                 Long-term capital appreciation.
------------------------------------------------------------ --------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth.
------------------------------------------------------------ --------------------------------------------------------------
Templeton Global Asset Allocation Fund                       High total return.
------------------------------------------------------------ --------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth.
------------------------------------------------------------ --------------------------------------------------------------
                                                             Replicate, as closely as possible, before expenses, the
Scudder VIT EAFE(R) Equity Index Fund                        performance of the EAFE(R) Index which measures
                                                             international stock market performance.
------------------------------------------------------------ --------------------------------------------------------------
                                                             Replicate, as closely as possible, before expenses, the
Scudder VIT Equity 500 Index Fund                            performance of the Standard & Poor's 500 Index which
                                                             emphasizes stocks of large U.S. companies.
------------------------------------------------------------ --------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                         securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
------------------------------------------------------------ --------------------------------------------------------------
Wanger Foreign Forty                                         Long-term capital growth.
------------------------------------------------------------ --------------------------------------------------------------
Wanger International Small Cap                               Long-term capital growth.
------------------------------------------------------------ --------------------------------------------------------------
Wanger Twenty                                                Long-term capital growth.
------------------------------------------------------------ --------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term capital growth.
------------------------------------------------------------ --------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.
   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.
   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.
   E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.


                                          PHOENIX ASSET MANAGER ( DEATH BENEFIT OPTION 1)
                                                 PHL VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
     Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                        PURCHASES                              SALES
----------                                                        ---------                              -----
The Phoenix Edge Series Fund
     Phoenix-Aberdeen New Asia Series                          $        1,114                          $        1
     Phoenix-AIM Mid-Cap Equity Series                                  1,097                                   1
     Phoenix-Duff & Phelps Real Estate Securities Series                1,481                                   -
     Phoenix-Janus Flexible Income Series                               5,563                                   3
     Phoenix-MFS Value Series                                           7,738                                   4
     Phoenix-Sanford Bernstein Global Value Series                      1,845                                   1
     Phoenix-Sanford Bernstein Mid-Cap Value Series                     1,579                                   -













                                                               SA-7

                                          PHOENIX ASSET MANAGER ( DEATH BENEFIT OPTION 1)
                                                 PHL VARIABLE ACCUMULATION ACCOUNT
                                                   NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
     Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:


SUBACCOUNT                                                        PURCHASES                              SALES
----------                                                        ---------                              -----
Federated Insurance Series
     Federated Fund for U.S. Government Securities II          $        5,484                          $        3

Fidelity(R)  Variable Insurance Products
     VIP Growth Portfolio                                               3,290                                   1

Franklin Templeton Variable Insurance Products Trust - Class 2
     Templeton Foreign Securities Fund                                  2,924                                   -

Wanger Advisors Trust
     Wanger International Small Cap                                     1,828                                   1
     Wanger U.S. Smaller Companies                                      2,925                                   2













                                                               SA-8

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES
     A summary of Financial Highlights of the Account for the period ended December 31, 2002 follows:

                                                                                                                      PERIOD ENDED
                                                                                                                      DECEMBER 31,
                                                                                                                      ------------
                                                                                                                           2002
THE PHOENIX EDGE SERIES FUND                                                                                          ------------
     PHOENIX-ABERDEEN NEW ASIA SERIES(1)
     Units                                                                                                                 580
     Unit Value, end of period                                                                                       $1.912527
     Net assets, end of period (thousands)                                                                                  $1
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                  10.84% (3)
     Total return                                                                                                         1.13%


     PHOENIX-AIM MID-CAP EQUITY SERIES(1)
     Units                                                                                                                 565
     Unit Value, end of period                                                                                       $1.981400
     Net assets, end of period (thousands)                                                                                  $1
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                  (0.67%)(3)
     Total return                                                                                                         2.04%


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
     Units                                                                                                                 743
     Unit Value, end of period                                                                                       $2.038784
     Net assets, end of period (thousands)                                                                                  $2
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                   5.08% (3)
     Total return                                                                                                         3.55%


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(1)
     Units                                                                                                               2,662
     Unit Value, end of period                                                                                       $2.092857
     Net assets, end of period (thousands)                                                                                  $6
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                   7.91% (3)
     Total return                                                                                                         1.61%


     PHOENIX-MFS VALUE SERIES(1)
     Units                                                                                                               4,000
     Unit Value, end of period                                                                                       $1.951751
     Net assets, end of period (thousands)                                                                                  $8
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                   5.37% (3)
     Total return                                                                                                         1.71%

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                                      PERIOD ENDED
                                                                                                                      DECEMBER 31,
                                                                                                                      ------------
                                                                                                                          2002
                                                                                                                      ------------
     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES
     Units                                                                                                                 948
     Unit Value, end of period                                                                                       $1.979945
     Net assets, end of period (thousands)                                                                                  $2
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                   6.43% (3)
     Total return                                                                                                         2.67%


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Units                                                                                                                 786
     Unit Value, end of period                                                                                       $1.976787
     Net assets, end of period (thousands)                                                                                  $2
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                   3.92% (3)
     Total return                                                                                                         6.33%


FEDERATED INSURANCE SERIES
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Units                                                                                                               2,696
     Unit Value, end of period                                                                                       $2.049157
     Net assets, end of period (thousands)                                                                                  $6
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                  (0.56%)(3)
     Total return                                                                                                         0.78%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     VIP GROWTH PORTFOLIO(1)
     Units                                                                                                               1,666
     Unit Value, end of period                                                                                       $1.932382
     Net assets, end of period (thousands)                                                                                  $3
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                  (0.45%)(3)
     Total return                                                                                                        (2.12%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     TEMPLETON FOREIGN SECURITIES FUND(2)
     Units                                                                                                               1,575
     Unit Value, end of period                                                                                       $1.872853
     Net assets, end of period (thousands)                                                                                  $3
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                  (4.99%)(3)
     Total return                                                                                                        (0.22%)

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS





NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                                      PERIOD ENDED
                                                                                                                      DECEMBER 31,
                                                                                                                      ------------
                                                                                                                           2002
                                                                                                                      ------------
WANGER ADVISORS TRUST
WANGER INTERNATIONAL SMALL CAP(1)
     Units                                                                                                                 999
     Unit Value, end of period                                                                                       $1.885314
     Net assets, end of period (thousands)                                                                                  $2
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                  (0.41%)(3)
     Total return                                                                                                         3.04%


     WANGER U.S. SMALLER COMPANIES(1)
     Units                                                                                                               1,440
     Unit Value, end of period                                                                                       $2.080427
     Net assets, end of period (thousands)                                                                                  $3
     Mortality and Expense fees as a % of average net assets                                                              0.50% (3)
     Net investment income as a % of average net assets                                                                  (0.50%)(3)
     Total return                                                                                                         2.48%

            PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                  PHL VARIABLE ACCUMULATION ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                          SUBACCOUNT
                                                         ---------------------------------------------------------------------------

                                                                                                  PHOENIX-DUFF &
                                                            PHOENIX           PHOENIX-AIM MID-      PHELPS REAL       PHOENIX-JANUS
                                                          ABERDEEN NEW          CAP EQUITY       ESTATE SECURITIES   FLEXIBLE INCOME
                                                          ASIA SERIES             SERIES               SERIES            SERIES
                                                        ---------------       ----------------    ---------------    ---------------
Units outstanding, beginning of period                              -                      -                  -                  -
Participant deposits                                              580                    565                743              2,662
Participant transfers                                               -                      -                  -                  -
Participant withdrawals                                             -                      -                  -                  -
                                                         ---------------------------------------------------------------------------
Units outstanding, end of period                                  580                    565                743              2,662
                                                         ===========================================================================



                                                                                                                     FEDERATED FUND
                                                                              PHOENIX-SANFORD     PHOENIX-SANFORD       FOR U.S.
                                                          PHOENIX-MFS         BERNSTEIN GLOBAL    BERNSTEIN MID-       GOVERNMENT
                                                          VALUE SERIES         VALUE SERIES       CAP VALUE SERIES     SECURITIES
                                                        ---------------       ----------------    ---------------    ---------------
Units outstanding, beginning of period                              -                      -                  -                  -
Participant deposits                                            4,000                    948                786              2,696
Participant transfers                                               -                      -                  -                  -
Participant withdrawals                                             -                      -                  -                  -
                                                         ---------------------------------------------------------------------------
Units outstanding, end of period                                4,000                    948                786              2,696
                                                         ===========================================================================



                                                                                                  PHOENIX-DUFF &
                                                            PHOENIX           PHOENIX-AIM MID-      PHELPS REAL       PHOENIX-JANUS
                                                          ABERDEEN NEW          CAP EQUITY       ESTATE SECURITIES   FLEXIBLE INCOME
                                                          ASIA SERIES             SERIES               SERIES            SERIES
                                                        ---------------       ----------------    ---------------    ---------------
Units outstanding, beginning of period                              -                      -                  -                  -
Participant deposits                                            1,666                  1,575                999              1,440
Participant transfers                                               -                      -                  -                  -
Participant withdrawals                                             -                      -                  -                  -
                                                         ---------------------------------------------------------------------------
Units outstanding, end of period                                1,666                  1,575                999              1,440
                                                         ===========================================================================

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .375% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

   Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

   As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

   On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                     Surviving Series                   Approval Date           Merger Date
-------------------                     ----------------                   -------------           -----------
Phoenix-Aberdeen New Asia               Phoenix-Aberdeen International     November 12, 2002       February  7, 2003
Phoenix-MFS Investors Growth Stock      Phoenix-Janus Growth (1)           December 10, 2002       February 14, 2003
Phoenix-Van Kampen Focus Equity         Phoenix-Janus Growth (1)           December 10, 2002       February 14, 2003

   On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS



PRICEWATERHOUSECOOPERS [LOGO]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 1)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 1)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------

                                                            [logo]Phoenix
                                                            Wealth Management(R)




                                     PHOENIX
                                    ASSET
                                    MANAGER

-------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
-------------------------------------------------------------------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                       DECEMBER 31, 2002









                                                                   DEATH BENEFIT
                                                                     OPTION 2
--------------------------------------------------------------------------------
VA0695AR2 (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                                 PHOENIX-
                                                               PHOENIX-        GOODWIN MULTI-
                                                            GOODWIN MONEY       SECTOR FIXED      PHOENIX-JANUS       PHOENIX-MFS
                                                                MARKET             INCOME        FLEXIBLE INCOME    INVESTORS TRUST
                                                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                            -------------     --------------     ---------------    --------------
ASSETS

     Investment at cost                                     $     75,070       $      1,169      $         737      $         600
                                                            =============      =============     ==============     ==============
     Investment at market                                   $     75,070       $      1,178      $         744      $         570
                                                            -------------      -------------     --------------     --------------
         Total assets                                             75,070              1,178                744                570

LIABILITIES

     Accrued expenses                                                 42                  1                 -                  -
                                                            -------------      -------------     ---------------    --------------
NET ASSETS                                                  $     75,028       $      1,177      $         744      $         570
                                                            =============      =============     ===============    ==============
Accumulation units outstanding                                    37,441                556                356                290
                                                            =============      =============     ===============    ==============
Unit value                                                  $   2.003869       $   2.118261      $    2.090823      $    1.969249
                                                            =============      =============     ==============     ==============




                                                              PHOENIX-MFS                         WANGER FOREIGN
                                                                VALUE         VIP CONTRAFUND(R)       FORTY          WANGER TWENTY
                                                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                            -------------      -------------     ---------------    --------------
ASSETS

     Investment at cost                                     $        646       $        214      $          641     $         299
                                                            =============      =============     ===============    ==============
     Investment at market                                   $        620       $        213      $          645     $         287
                                                            -------------      -------------     ---------------    --------------
         Total assets                                                620                213                 645               287

LIABILITIES

     Accrued expenses                                                 -                  -                   -                 -
                                                            -------------      -------------     ---------------    --------------
NET ASSETS                                                  $        620       $        213      $          645     $         287
                                                            =============      =============     ===============    ==============
Accumulation units outstanding                                       318                108                 330               139
                                                            =============      =============     ===============    ==============
Unit value                                                  $   1.949851       $   1.960498      $     1.950663     $    2.067020
                                                            =============      =============     ===============    ==============


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002



                                                                                 PHOENIX-
                                                               PHOENIX-        GOODWIN MULTI-
                                                            GOODWIN MONEY       SECTOR FIXED      PHOENIX-JANUS       PHOENIX-MFS
                                                                MARKET            INCOME         FLEXIBLE INCOME    INVESTORS TRUST
                                                            SUBACCOUNT(1)      SUBACCOUNT(2)       SUBACCOUNT(2)     SUBACCOUNT(2)
                                                            -------------      -------------     ---------------    ---------------
Investment income

     Distributions                                          $         78       $         15      $            8     $           2

Expenses

     Mortality, expense risk and administrative charges               54                  1                  -                 -
                                                            -------------      -------------     ---------------    --------------
Net investment income (loss)                                          24                 14                   8                 2
                                                            -------------      -------------     ---------------    --------------
Net realized gain (loss) from share transactions                      -                  -                   -                 -

Net realized gain distribution from Fund                              -                  -                    2                -

Net unrealized appreciation (depreciation) on investment              -                   9                   7               (30)
                                                            -------------      -------------     ---------------    --------------
Net gain (loss) on investment                                         -                   9                   9               (30)

Net increase (decrease) in net assets resulting from
     operations                                             $         24       $         23      $           17     $         (28)
                                                            =============      =============     ===============    ==============



                                                             PHOENIX-MFS                         WANGER FOREIGN
                                                               VALUE         VIP CONTRAFUND(R)       FORTY          WANGER TWENTY
                                                            SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(2)
                                                            -------------      -------------     ---------------    --------------
Investment income

     Distributions                                          $          5       $         -       $           -      $          -

Expenses

     Mortality, expense risk and administrative charges               -                  -                   -                 -
                                                            -------------      -------------     ---------------    --------------
Net investment income (loss)                                           5                 -                   -                 -
                                                            -------------      -------------     ---------------    --------------
Net realized gain (loss) from share transactions                      -                  -                   -                 -

Net realized gain distribution from Fund                              -                  -                   -                 -

Net unrealized appreciation (depreciation) on investment             (26)                (1)                  4               (12)
                                                            -------------      -------------     ---------------    --------------
Net gain (loss) on investment                                        (26)                (1)                  4               (12)

Net increase (decrease) in net assets resulting from
     operations                                             $        (21)      $         (1)     $            4     $         (12)
                                                            =============      =============     ===============    ==============












Footnotes for Statements of Operations
For the period ended December 31, 2002


(1) From inception November 26, 2002 to December 31, 2002.
(2) From inception December 2, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                                                 PHOENIX-
                                                               PHOENIX-        GOODWIN MULTI-
                                                            GOODWIN MONEY       SECTOR FIXED      PHOENIX-JANUS      PHOENIX-MFS
                                                                MARKET            INCOME         FLEXIBLE INCOME    INVESTORS TRUST
                                                            SUBACCOUNT(1)      SUBACCOUNT(2)       SUBACCOUNT(2)     SUBACCOUNT(2)
                                                            -------------      -------------     ---------------    ---------------
FROM OPERATIONS

     Net investment income (loss)                           $         24       $         14      $            8     $            2

     Net realized gain (loss)                                         -                  -                    2                 -

     Net unrealized appreciation (depreciation)                       -                   9                   7                (30)
                                                            -------------      -------------     ---------------    ---------------
     Net increase (decrease) resulting from operations                24                 23                  17                (28)
                                                            -------------      -------------     ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS

     Participant deposits                                         75,004                 -                   -                  -
                                                            -------------      -------------     ---------------    ---------------

     Participant transfers                                            -               1,154                 727                598

     Participant withdrawals                                          -                  -                   -                  -
                                                            -------------      -------------     ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            75,004              1,154                 727                598

     Net increase (decrease) in net assets                        75,028              1,177                 744                570

NET ASSETS

     Beginning of period                                              -                  -                   -                  -
                                                            -------------      -------------     ---------------    ---------------
     End of period                                          $     75,028       $      1,177      $          744     $          570
                                                            =============      =============     ===============    ===============



                                                             PHOENIX-MFS                         WANGER FOREIGN
                                                               VALUE          VIP CONTRAFUND(R)       FORTY          WANGER TWENTY
                                                            SUBACCOUNT(2)       SUBACCOUNT(2)      SUBACCOUNT(2)     SUBACCOUNT(2)
                                                            -------------      --------------    ---------------    ---------------
FROM OPERATIONS

     Net investment income (loss)                           $          5       $          -       $          -      $           -

     Net realized gain (loss)                                         -                   -                  -                  -

     Net unrealized appreciation (depreciation)                      (26)                 (1)                 4                (12)
                                                            -------------      --------------    ---------------    ---------------
     Net increase (decrease) resulting from operations               (21)                 (1)                 4                (12)
                                                            -------------      --------------    ---------------    ---------------
FROM ACCUMULATION UNIT TRANSACTIONS

     Participant deposits                                             -                   -                  -                  -

     Participant transfers                                           641                 214                641                299

     Participant withdrawals                                          -                   -                  -                  -
                                                            -------------      --------------    ---------------    ---------------
     Net increase (decrease) in net assets resulting
         from participant transactions                               641                 214                641                299
                                                            -------------      --------------    ---------------    ---------------
     Net increase (decrease) in net assets                           620                 213                645                287

NET ASSETS

     Beginning of period                                              -                   -                  -                  -
                                                            -------------      --------------    ---------------    ---------------
     End of period                                          $        620       $         213     $          645     $          287
                                                            =============      ==============    ===============    ===============













Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002


(1) From inception November 26, 2002 to December 31, 2002.
(2) From inception December 2, 2002 to December 31, 2002.

                      See Notes to Financial Statements

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------- ----------------------------------------------------------------
SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                    High total return consistent with reasonable risk.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                         Long-term capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                        Long-term growth of capital.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series         Long-term capital growth.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                           Track the total return of the Dow Jones Industrial Average(SM)
                                                         before fund expenses.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series              Track the total return of the Nasdaq-100 Index(R) before fund expenses.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      Capital appreciation and income with approximately equal
                                                         emphasis.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                   Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series           Long-term growth of capital.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         Long-term total return.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Hollister Value Equity Series                    Long-term capital appreciation. The series has a secondary investment objective to seek current income.
------------------------------------------------------- ----------------------------------------------------------------
                                                         High total return by investing in a broadly diversified
Phoenix-J.P. Morgan Research Enhanced Index Series       portfolio of equity securities of large and medium
                                                         capitalization companies within the market sectors found in the S&P 500.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                     Maximum total return consistent with the preservation of
                                                         capital.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Growth Series                              Long-term growth of capital in a manner consistent with
                                                         the preservation of capital.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                      Long-term capital appreciation with dividend income as a
                                                         secondary consideration.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             Long-term capital appreciation with dividend income as a
                                                         secondary consideration.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        Long-term capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                    Long-term capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                     Long-term capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                High current income and long-term capital appreciation to
                                                         produce a high total return.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series               Capital appreciation with income as a secondary consideration.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                 Capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                Long-term growth of capital and future income rather than
                                                         current income.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                       Long-term growth of capital and secondarily to provide
                                                         reasonable current income.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                 Capital appreciation and reasonable income.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                Dividend growth, current income and capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series             High total return over an extended period of time consistent with prudent investment risk.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series            Long-term capital growth through investment in equity
                                                         securities of foreign and U.S. companies.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           Long-term capital appreciation. Current income is a secondary investment objective.
------------------------------------------------------- ----------------------------------------------------------------


------------------------------------------------------- ----------------------------------------------------------------
SERIES NAME                                              INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
                                                         Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series         capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                     Capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                    Long-term capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series    Long-term capital growth.
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                   Capital appreciation by investing primarily in equity
                                                         securities.
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       Growth of capital.
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                             Long-term growth of capital with income as a secondary
                                                         objective.
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                Long-term capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II         Current income.
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                       High current income.
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                              Long-term capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                       Capital growth.
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                     Capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                            Capital appreciation with income as a secondary objective.
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund             Long-term capital appreciation.
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                        Long-term capital growth.
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                   High total return.
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                         Long-term capital growth.
------------------------------------------------------- ----------------------------------------------------------------
                                                         Replicate, as closely as possible, before expenses, the
Scudder VIT EAFE(R) Equity Index Fund                    performance of the EAFE(R) Index which measures international stock market performance.
------------------------------------------------------- ----------------------------------------------------------------
                                                         Replicate, as closely as possible, before expenses, the
Scudder VIT Equity 500 Index Fund                        performance of the Standard & Poor's 500 Index which
                                                         emphasizes stocks of large U.S. companies.
------------------------------------------------------- ----------------------------------------------------------------
                                                         Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                     securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                     Long-term capital growth.
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                           Long-term capital growth.
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                            Long-term capital growth.
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                            Long-term capital growth.
------------------------------------------------------- ----------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
     Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:


SUBACCOUNT                                                      PURCHASES            SALES
----------                                                      ---------            -----
The Phoenix Edge Series Fund

  Phoenix-Goodwin Money Market Series                       $     75,079         $            9

  Phoenix-Goodwin Multi-Sector Fixed Income Series                 1,169                      -

  Phoenix-Janus Flexible Income Series                               737                      -

  Phoenix-MFS Investors Trust Series                                 600                      -

  Phoenix-MFS Value Series                                           646                      -

Fidelity(R) Variable Insurance Products

  VIP Contrafund(R) Portfolio                                        214                      -

Wanger Advisors Trust

  Wanger Foreign Forty                                               641                      -

  Wanger Twenty                                                      299                      -

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES
     A summary of Financial Highlights of the Account for the periods ended December 31, 2002 follows:

                                                                                                                   PERIOD ENDED
                                                                                                                   DECEMBER 31,
                                                                                                                   ------------
                                                                                                                       2002
                                                                                                                   ------------
     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Units                                                                                                               37,441
     Unit Value, end of period                                                                                        $2.003869
     Net assets, end of period (thousands)                                                                                  $75
     Mortality and Expense fees as a % of average net assets                                                              0.75% (3)
     Net investment income as a % of average net assets                                                                   0.33% (3)
     Total return                                                                                                         0.03%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(2)
     Units                                                                                                                  556
     Unit Value, end of period                                                                                        $2.118261
     Net assets, end of period (thousands)                                                                                   $1
     Mortality and Expense fees as a % of average net assets                                                              0.75% (3)
     Net investment income as a % of average net assets                                                                  15.13% (3)
     Total return                                                                                                         2.05%


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(2)
     Units                                                                                                                  356
     Unit Value, end of period                                                                                        $2.090823
     Net assets, end of period (thousands)                                                                                   $1
     Mortality and Expense fees as a % of average net assets                                                              0.75% (3)
     Net investment income as a % of average net assets                                                                  13.70% (3)
     Total return                                                                                                         2.35%


     PHOENIX-MFS INVESTORS TRUST SERIES(2)
     Units                                                                                                                  290
     Unit Value, end of period                                                                                        $1.969249
     Net assets, end of period (thousands)                                                                                   $1
     Mortality and Expense fees as a % of average net assets                                                              0.75% (3)
     Net investment income as a % of average net assets                                                                   4.33% (3)
     Total return                                                                                                        (4.69%)


     PHOENIX-MFS VALUE SERIES(2)
     Units                                                                                                                  318
     Unit Value, end of period                                                                                        $1.949851
     Net assets, end of period (thousands)                                                                                   $1
     Mortality and Expense fees as a % of average net assets                                                              0.75% (3)
     Net investment income as a % of average net assets                                                                  10.04% (3)
     Total return                                                                                                        (3.30%)

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Unit Values (Continued)

                                                                                                                   PERIOD ENDED
                                                                                                                   DECEMBER 31,
                                                                                                                   ------------
                                                                                                                       2002
                                                                                                                   ------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     VIP CONTRAFUND(R) PORTFOLIO(2)
     Units                                                                                                                  108
     Unit Value, end of period                                                                                        $1.960498
     Net assets, end of period (thousands) *Asset rounded to less than 1,000                                                 $0 (4)
     Mortality and Expense fees as a % of average net assets                                                              0.75% (3)
     Net investment income as a % of average net assets                                                                       -
     Total return                                                                                                        (0.45%)


WANGER ADVISORS TRUST
     WANGER FOREIGN FORTY(2)
     Units                                                                                                                  330
     Unit Value, end of period                                                                                        $1.950663
     Net assets, end of period (thousands)                                                                                   $1
     Mortality and Expense fees as a % of average net assets                                                              0.75% (3)
     Net investment income as a % of average net assets                                                                       -
     Total return                                                                                                         0.25%


     WANGER TWENTY(2)
     Units                                                                                                                  139
     Unit Value, end of period                                                                                        $2.067020
     Net assets, end of period (thousands)                                                                                   $0 (4)
     Mortality and Expense fees as a % of average net assets                                                              0.75% (3)
     Net investment income as a % of average net assets                                                                       -
     Total return                                                                                                        (4.11%)







(1) From inception November 26, 2002 to December 31, 2002.
(2) From inception December 2, 2002 to December 31, 2002.
(3) Annualized.
(4) Net Assets are less than $1,000.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                    SUBACCOUNT
                                                            ------------------------------------------------------------------------

                                                                PHOENIX-           PHOENIX
                                                            GOODWIN MONEY       GOODWIN MULTI-   PHOENIX-JANUS       PHOENIX-MFS
                                                                MARKET          SECTOR FIXED    FLEXIBLE INCOME    INVESTORS TRUST
                                                                SERIES          INCOME SERIES        SERIES             SERIES
                                                            -------------      --------------   ---------------    ---------------
Units outstanding, beginning of period                                  -                  -                   -                  -

Participant deposits                                               37,441                  -                   -                  -

Participant transfers                                                   -                556                 356                290

Participant withdrawals                                                 -                  -                   -                  -
                                                            -----------------------------------------------------------------------
Units outstanding, end of period                                   37,441                556                 356                290
                                                            =======================================================================


                                                             PHOENIX-MFS
                                                                VALUE         VIP CONTRAFUND(R)   WANGER FOREIGN
                                                               SERIES             PORTFOLIO           FORTY          WANGER TWENTY
                                                            -------------      -------------     ---------------    --------------
Units outstanding, beginning of period                                  -                  -                   -                  -

Participant deposits                                                    -                  -                   -                  -

Participant transfers                                                 318                108                 330                139

Participant withdrawals                                                 -                  -                   -                  -
                                                            -----------------------------------------------------------------------
Units outstanding, end of period                                      318                108                 330                139
                                                            =======================================================================

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .625% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

   Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

   As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 2)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

   On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:


   Discontinued Series                   Surviving Series                    Approval Date           Merger Date
   -------------------                   ----------------                    -------------           -----------

   Phoenix-Aberdeen New Asia             Phoenix-Aberdeen International      November 12, 2002       February  7, 2003

   Phoenix-MFS Investors Growth Stock    Phoenix-Janus Growth (1)            December 10, 2002       February 14, 2003

   Phoenix-Van Kampen Focus Equity       Phoenix-Janus Growth (1)            December 10, 2002       February 14, 2003


   On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS


PRICEWATERHOUSECOOPERS [LOGO]



To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 2)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Asset Manager (Death Benefit Option 2)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Accountants...................................     F-3

Balance Sheet as of December 31, 2002 and 2001......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended 2002, 2001 and 2000......     F-5

Statement of Cash Flows for the years ended 2002, 2001 and 2000.....     F-6

Notes to Financial Statements.......................................  F-7 - F-19

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2002 AND 2001

                                                                                         2002                 2001
                                                                                   ------------------   ------------------

ASSETS:
Available-for-sale debt securities, at fair value................................    $   2,388,189        $     789,380
Equity securities, at fair value.................................................           33,121                  --
Policy loans, at unpaid principal balances.......................................            1,335                  896
Other investments................................................................           10,166                2,911
                                                                                   ------------------   ------------------
Total investments................................................................        2,432,811              793,187
Cash and cash equivalents........................................................          473,246              171,444
Accrued investment income........................................................           18,768                5,787
Deferred policy acquisition costs................................................          255,677              164,987
Other general account assets.....................................................           45,105               30,343
Separate account assets..........................................................        1,157,913            1,539,476
                                                                                   ------------------   ------------------
TOTAL ASSETS.....................................................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

LIABILITIES:
Policyholder deposit funds.......................................................    $   2,557,428        $     865,970
Policy liabilities and accruals..................................................          124,925               47,131
Deferred income taxes............................................................           38,993               27,426
Other general account liabilities................................................           33,352               26,226
Separate account liabilities.....................................................        1,157,913            1,534,345
                                                                                   ------------------   ------------------
TOTAL LIABILITIES................................................................        3,912,611            2,501,098
                                                                                   ------------------   ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.......            2,500                2,500
Additional paid-in capital.......................................................          444,234              184,864
Retained earnings................................................................            1,547               14,803
Accumulated other comprehensive income...........................................           22,628                1,959
                                                                                   ------------------   ------------------
TOTAL STOCKHOLDER'S EQUITY.......................................................          470,909              204,126
                                                                                   ------------------   ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.......................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                 2002            2001               2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums.................................................................   $   4,372        $   5,129         $   6,168
 Insurance and investment product fees....................................      46,915           32,379            30,098
 Investment income, net of expenses.......................................      92,472           30,976             9,197
 Net realized investment gains (losses)...................................     (16,167)          (1,196)              116
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES...........................................................     127,592           67,288            45,579
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................      98,915           39,717            17,056
 Policy acquisition cost amortization.....................................      23,182            8,477            15,765
 Other operating expenses.................................................      27,386           15,305            14,006
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES..............................................     149,483           63,499            46,827
                                                                           ---------------  ---------------   ---------------
 Income (loss) before income taxes........................................     (21,891)           3,789            (1,248)
 Applicable income taxes (benefit)........................................      (8,635)             539            (1,263)
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .......................................................   $ (13,256)       $   3,250         $      15
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)........................................................   $ (13,256)       $   3,250         $      15
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains..........................................      18,522            2,022               984
 Net unrealized derivative instruments gains (losses).....................       2,147             (334)              --
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)........................................      20,669            1,688               984
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME.....................................................   $   7,413        $   4,938         $     999
                                                                           ===============  ===============   ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................    $ 259,370        $ 105,000        $  15,000

RETAINED EARNINGS
Net income (loss)........................................................      (13,256)           3,250               15

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income...............................................       20,669            1,688              984
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY...........................................      266,783          109,938           15,999
Stockholder's equity, beginning of year..................................      204,126           94,188           78,189
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................    $ 470,909        $ 204,126        $  94,188
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000



                                                                                 2002            2001               2000
                                                                           --------------   ---------------   ---------------

 OPERATING ACTIVITIES:
 Net income (loss).......................................................  $   (13,256)     $     3,250      $        15
 Net realized investment (gains) losses..................................       16,167            1,196             (116)
 Amortization and depreciation...........................................         --                102              102
 Deferred income taxes (benefit).........................................          438           22,733            3,045
 Increase in receivables.................................................      (12,981)          (4,406)            (595)
 Deferred policy acquisition costs (increase) decrease...................     (128,164)         (81,588)         (23,845)
 (Increase) decrease in policy liabilities and accruals..................       66,632           23,069            9,822
 Other assets and other liabilities net change...........................      (28,007)         (23,609)           9,625
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................      (99,171)         (59,253)          (1,947)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases.....................................................   (1,753,350)        (766,494)        (119,088)
Investment sales, repayments and maturities..............................      414,195          140,835           29,511
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................   (1,339,155)        (625,659)         (89,577)
                                                                           ---------------  ---------------   ---------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net ................................    1,480,758          670,577          131,163
 Capital contributions from parent.......................................      259,370          105,000           15,000
                                                                           ---------------  ---------------   ---------------
 CASH FROM FINANCING ACTIVITIES..........................................    1,740,128          775,577          146,163
                                                                           ---------------  ---------------   ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................      301,802           90,665           54,639
 Cash and cash equivalents, beginning of year............................      171,444           80,779           26,140
                                                                           ---------------  ---------------   ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $   473,246      $   171,444       $   80,779
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, investments in debt and equity securities, pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

2.  OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life products.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct premiums..........................................................   $     21,283    $      20,930     $     21,219
Premiums assumed from reinsureds.........................................            --               --               --
Premiums ceded to reinsurers.............................................        (16,911)         (15,801)         (15,051)
                                                                           ---------------  ---------------   ---------------
PREMIUMS ................................................................   $      4,372    $       5,129     $      6,168
                                                                           ===============  ===============   ===============

Direct policy benefits incurred..........................................   $     39,692    $      19,345     $     17,253
Policy benefits assumed from reinsureds..................................          3,857              --               --
Policy benefits ceded to reinsurers......................................        (11,492)          (6,987)          (7,515)
                                                                           ---------------  ---------------   ---------------
POLICY BENEFITS..........................................................   $     32,057    $      12,358     $      9,738
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................   $ 11,999,540    $  10,205,877     $  9,684,755
Life insurance in-force assumed from reinsureds..........................        215,329              --               --
Life insurance in-force ceded to reinsurers..............................     (9,842,076)      (9,015,734)      (8,672,918)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................   $  2,372,793    $   1,190,143     $  1,011,837
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................       9.01%                 --               --
                                                                           ===============  ===============  ===============

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 million ($11.2 million after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. We amortize DAC and PVFP based on the related policy's classification. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                 2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct acquisition costs deferred, excluding acquisitions...............       $  102,769      $   90,065       $   39,610
Acquisition costs recognized in Valley Forge Life acquisition...........           48,577             --               --
Recurring costs amortized to expense....................................          (23,182)         (8,477)         (15,765)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................          (37,474)         (1,443)          (1,139)
                                                                           ---------------  ---------------   ---------------
Change in deferred policy acquisition costs.............................           90,690          80,145           22,706
Deferred policy acquisition costs, beginning of year....................          164,987          84,842           62,136
                                                                           ---------------  ---------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  255,677      $  164,987       $   84,842
                                                                           ===============  ===============   ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 5.3% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At year-end 2002 and 2001, there was $1,303.0 million and $359.7 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000 (in millions):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  1,854.7      $  1,222.0      $    454.7
Performance..............................................................           (119.0)         (199.3)         (151.0)
Fees.....................................................................            (23.4)          (23.8)          (24.9)
Benefits and surrenders..................................................           (405.3)         (127.0)          (84.6)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,307.0           871.9           194.2
Funds under management, beginning of year................................          2,385.9         1,514.0         1,319.8
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  3,692.9      $  2,385.9      $  1,514.0
                                                                              ==============  ==============  ==============


3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with The Phoenix Company's conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $32.0 million, to available-for-sale and recorded a $1.3 million unrealized gain ($0.4 million unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      7,343      $      6,377     $      6,837     $      6,379
State and political subdivision........................         39,213            37,625           37,054           37,039
Foreign government.....................................         11,586            11,186            6,870            6,847
Corporate..............................................        791,091           768,126          178,479          177,622
Mortgage-backed........................................        643,147           619,316          207,902          207,252
Other asset-backed.....................................        895,809           879,927          352,238          351,123
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  2,388,189      $  2,322,557     $    789,380     $    786,262
                                                         ===============   ===============  ===============  ===============


For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................    $    14,324       $    13,780      $    --          $    --
Other equity securities................................         18,797            18,088           --               --
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $    33,121       $    31,868      $    --          $    --
                                                         ===============   ===============  ===============  ===============


Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow (in thousands):


                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency..................................   $      966       $     --        $      458      $     --
State and political subdivision.............................        1,588             --               513           (498)
Foreign government..........................................          459             (59)              27             (4)
Corporate...................................................       29,834          (6,869)           2,642         (1,785)
Mortgage-backed.............................................       23,976            (145)           1,871         (1,221)
Other asset-backed..........................................       17,052          (1,170)           2,445         (1,330)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   73,875       $  (8,243)      $    7,956      $  (4,838)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,782       $    (529)      $      --       $     --
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   66,885                       $    3,118
                                                             ==============                   ==============


POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 9), for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control, seed money in separate accounts, and derivative instruments. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities............................................................    $   88,764      $   28,436      $    7,254
Equity securities..........................................................           269            --              --
Other invested assets......................................................           237            --              --
Policy loans...............................................................            38              15              12
Cash and cash equivalents..................................................         4,891           2,845           2,049
                                                                              --------------  --------------  --------------
Total investment income....................................................        94,199          31,296           9,315
Less: investment expenses..................................................         1,727             320             118
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME......................................................    $   92,472      $   30,976      $    9,197
                                                                              ==============  ==============  ==============


NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. Applicable income taxes are reported separately as components of net income.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):


                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

IMPAIRMENT LOSSES ON DEBT SECURITIES.....................................      $  (13,207)     $      --        $     --
                                                                              --------------  --------------  --------------
Debt securities gains....................................................           2,754             425              73
Debt securities losses...................................................          (6,640)           (213)             (6)
Equity securities losses.................................................              (1)            --              --
Other invested assets....................................................             927          (1,408)             49
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,960)         (1,196)            116
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................      $  (16,167)     $   (1,196)     $      116
                                                                              ==============  ==============  ==============


UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  ---------------

Debt securities..........................................................      $     62,514    $      2,297    $      2,652
Equity securities........................................................             1,253             --              --
Other investments .......................................................             2,203           2,258             --
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................      $     65,970    $      4,555    $      2,652
                                                                              ==============  ==============  ===============

Net unrealized investment gains..........................................      $     65,970    $      4,555    $      2,652
                                                                              --------------  --------------  ---------------
Applicable deferred policy acquisition costs.............................            37,474           1,443           1,139
Applicable deferred income taxes (benefit)...............................             9,974           1,090             529
                                                                              --------------  --------------  ---------------
Offsets to net unrealized investment gains...............................            47,448           2,533           1,668
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME.................................      $     18,522    $      2,022    $        984
                                                                              ==============  ==============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------  ---------------

Debt security purchases..................................................      $ (1,720,008)   $   (765,529)   $   (118,383)
Equity security purchases................................................            (9,374)            --              --
Other invested asset purchases...........................................            (9,929)           (779)           (517)
Policy loan advances, net................................................              (439)           (186)           (188)
                                                                              --------------  --------------  ---------------
INVESTMENT PURCHASES.....................................................      $ (1,739,750)   $   (766,494)   $   (119,088)
                                                                              ==============  ==============  ===============

Debt securities sales....................................................      $     94,486    $     34,165    $      1,513
Debt securities maturities and repayments................................           296,625         106,670          27,998
Equity security sales....................................................            23,084             --              --
                                                                              --------------  --------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................      $    414,195    $    140,835    $     29,511
                                                                              ==============  ==============  ===============


The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced.

  Due in one year or less...................................................................................   $    452,931
  Due after one year through five years.....................................................................      1,206,211
  Due after five years through ten years....................................................................        407,434
  Due after ten years.......................................................................................        255,981
                                                                                                              ---------------
  TOTAL.....................................................................................................   $  2,322,557
                                                                                                              ===============


4.  SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

5.  INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

NET INCOME (LOSS)...........................................................       (8,635)            539          (1,263)
Other comprehensive income..................................................       11,129             909             529
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS).................................................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

Current.....................................................................    $  (9,073)      $ (22,194)      $  (4,308)
Deferred....................................................................          438          22,733           3,045
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.............................       (8,635)            539          (1,263)
Deferred income taxes applicable to other comprehensive income..............       11,129             909             529
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)...............................................    $   3,149       $  (5,357)      $  (2,660)
                                                                              ==============  ==============  ==============


For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Income taxes (benefit) at statutory rate.....................................   $  (7,662)      $   1,326       $    (437)
Tax advantaged investment income.............................................        (972)           (812)           (853)
Other, net...................................................................          (1)             25              27
                                                                              --------------  --------------  --------------
APPLICABLE INCOME TAXES (BENEFIT)............................................   $  (8,635)      $     539       $  (1,263)
                                                                              ==============  ==============  ==============
Effective income tax (benefit) rates.........................................       39.4%           14.2%          101.2%
                                                                              ==============  ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow (in thousands):


                                                                                                  2002            2001
                                                                                              --------------  --------------


Deferred income tax assets:
Future policyholder benefits.................................................................  $   24,858       $   19,350
Unearned premiums / deferred revenues........................................................       2,454              806
Investments..................................................................................         --               243
Net operating loss carryover benefits........................................................      32,568              --
Other........................................................................................         810              378
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS.............................................................      60,690           20,777
                                                                                              --------------  --------------
Deferred tax liabilities:

Deferred policy acquisition costs............................................................      84,040           47,149
Investments..................................................................................      15,643            1,054
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES........................................................      99,683           48,203
                                                                                              --------------  --------------
DEFERRED INCOME TAX LIABILITY................................................................  $   38,993       $   27,426
                                                                                              ==============  ==============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $93 million for federal income tax purposes of which $24.6 million expires in 2015, $15.6 million expires in 2016 and $52.8 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at year-end 2002 and 2001 will be realized.

6.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $64.0 million, $47.0 million and $34.3 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $7.5 million and $4.9 million as of December 31, 2002 and 2001, respectively.

Phoenix Investment Partners Ltd. an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $2.0 million, $2.3 million and $2.1 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to the affiliated investment advisors were $40 thousand and $39 thousand, as of December 31, 2002 and 2001, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $30.3 million, $32.4 million and $20.0 million for the years ended December 31, 2002,

2001 and 2000, respectively. Amounts payable to Phoenix Equity Planning were $0.3 million and $1.2 million, as of December 31, 2002 and 2001, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $28.1 million, $9.2 million and $8.5 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $2.3 million and $1.3 million as of December 31, 2002 and 2001, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $1.0 million, $0.7 million and $2.6 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $124 thousand and $162 thousand, as of December 31, 2002 and 2001, respectively.

7.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Company's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and the related expense attributable to us has been allocated. The amount of the allocated expense is not significant to the financial statements.

8.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                   2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS          NET        GROSS          NET
                                                                        ----------------------------------------------------

Unrealized gains on investments......................................     $  71,345    $  20,814    $   5,375    $   2,292
Unrealized gains on derivative instruments...........................         2,790        1,814         (514)        (334)
                                                                        ------------- ------------ ------------ ------------
Accumulated other comprehensive income...............................        74,135    $  22,628        4,861    $   1,958
                                                                        ------------- ------------ ------------ ------------
Applicable deferred policy acquisition costs.........................        39,323                     1,849
Applicable deferred income taxes.....................................        12,184                     1,054
                                                                        -------------              ------------
Offsets to other comprehensive income................................        51,507                     2,903
                                                                        -------------              ------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $  22,628                 $   1,958
                                                                        =============              ============


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow (in thousands):


                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE              VALUE           VALUE             VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents...............................   $   473,246       $   473,246      $   171,444      $   171,444
Debt securities.........................................     2,388,189         2,388,189          789,380          789,380
Equity securities.......................................        33,121            33,121             --               --
Policy loans............................................         1,335             1,335              896              896
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS........................................   $ 2,895,891       $ 2,895,891      $   961,720      $   961,720
                                                         ===============   ===============  ===============  ===============
Investment contracts....................................   $ 2,557,428       $ 2,627,078      $   865,970      $   866,465
Derivative financial instruments........................          --                --                514              514
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES...................................   $ 2,557,428       $ 2,627,078      $   866,484      $   866,979
                                                         ===============   ===============  ===============  ===============


DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $2.1 million for the year ended December 31, 2002 and an after tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At year-end 2002, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value (in thousands):

                                                                                   2002                      2001
                                                                        -------------------------  -------------------------

                                               NOTIONAL
                                                AMOUNT       MATURITY      ASSET      LIABILITY       ASSET     LIABILITY
                                             ------------  ------------ ----------- -------------- ----------- ------------

Interest rate swaps.........................      50,000      2012       $    --      $    --      $    --      $      514
                                             ------------               ----------- -------------- ----------- ------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   50,000                 $    --      $    --      $    --      $      514
                                             ============               =========== ============== =========== ============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. We did not have any credit exposure related to these instruments at year-end 2002 and 2001, respectively.

10. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2002, 2001 and 2000. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $   (146,135)    $    (45,648)    $    (40,129)
DAC, net............................................................             110,587           81,588           23,845
Future policy benefits..............................................               1,488          (20,013)          19,615
Deferred income taxes...............................................                (438)         (22,136)          (3,641)
Net investment income...............................................              15,531            7,085             --
Realized gains......................................................               6,177            2,149             --
Other, net..........................................................                (466)             225              325
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $    (13,256)    $      3,250     $         15
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve ("AVR") as reported to regulatory authorities to GAAP equity as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    215,806     $    102,016     $     41,847
DAC, net............................................................             295,000          166,836           85,247
Future policy benefits..............................................             (42,616)         (42,885)         (29,336)
Investment valuation allowances.....................................              20,715            1,597              459
Deferred income taxes...............................................             (38,993)         (28,756)          (4,379)
Deposit funds.......................................................              23,167            5,073            --
Other, net..........................................................              (2,170)             245              350
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    470,909     $    204,126     $     94,188
                                                                           ===============  ===============  ===============


The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by us during 2003 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         MARCH 31, 2003

                                TABLE OF CONTENTS



                                                                         PAGE
                                                                      ----------
Financials Statements:

Balance Sheet as of March 31, 2003 (unaudited) and December 31, 2002..    F-3

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the three months ended
  March 31, 2003 and 2002 (unaudited).................................    F-4

Statement of Cash Flows for the three months ended March 31, 2003 and
  2002 (unaudited)....................................................    F-5

Notes to Financial Statements (unaudited)............................. F-6 - F-8

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                MARCH 31, 2003 (UNAUDITED) AND DECEMBER 31, 2002

                                                                                            2003                2002
                                                                                     -------------------  ------------------
ASSETS:
Available-for-sale debt securities, at fair value..................................    $   3,044,101        $   2,388,189
Equity securities, at fair value...................................................           32,394               33,121
Policy loans, at unpaid principal balances.........................................            1,340                1,335
Other investments..................................................................           10,383               10,166
                                                                                     -------------------  ------------------
Total investments..................................................................        3,088,218            2,432,811
Cash and cash equivalents..........................................................          135,328              473,246
Accrued investment income..........................................................           22,747               18,768
Deferred policy acquisition costs..................................................          280,510              255,677
Other general account assets.......................................................           68,365               45,105
Separate account assets............................................................        1,395,991            1,157,913
                                                                                     -------------------  ------------------
TOTAL ASSETS.......................................................................    $   4,991,159        $   4,383,520
                                                                                     ===================  ==================


LIABILITIES:
Policyholder deposit funds.........................................................    $   2,784,395        $   2,557,428
Policy liabilities and accruals....................................................          145,097              124,925
Deferred income taxes..............................................................           37,387               38,993
Other general account liabilities..................................................          138,412               33,352
Separate account liabilities.......................................................        1,395,992            1,157,913
                                                                                     -------------------  ------------------
TOTAL LIABILITIES..................................................................        4,501,283            3,912,611
                                                                                     -------------------  ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.........            2,500                2,500
Additional paid-in capital.........................................................          469,234              444,234
Retained earnings (accumulated deficit)............................................              (16)               1,547
Accumulated other comprehensive income.............................................           18,158               22,628
                                                                                     -------------------  ------------------
TOTAL STOCKHOLDER'S EQUITY.........................................................          489,876              470,909
                                                                                     -------------------  ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.........................................    $   4,991,159        $   4,383,520
                                                                                     ===================  ==================


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
 STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                 2002
                                                                                     -------------------  -------------------
 REVENUES:
 Premiums...........................................................................   $          584       $        --
 Insurance and investment product fees..............................................           13,966                9,438
 Investment income, net of expenses.................................................           32,235               15,477
 Net realized investment gains (losses).............................................           (2,744)               1,004
                                                                                     -------------------  -------------------
 TOTAL REVENUES                                                                                44,041               25,919
                                                                                     -------------------  -------------------

 BENEFITS AND EXPENSES:
 Policy benefits....................................................................           32,729               15,845
 Policy acquisition cost amortization...............................................            6,180                1,581
 Other operating expenses...........................................................            7,545                4,962
                                                                                     -------------------  -------------------
 TOTAL BENEFITS AND EXPENSES........................................................           46,454               22,388
                                                                                     -------------------  -------------------
 Income (loss) before income taxes..................................................           (2,413)               3,531
 Applicable income taxes (benefit)..................................................             (850)               1,192
                                                                                     -------------------  -------------------
 NET INCOME (LOSS) .................................................................   $       (1,563)      $        2,339
                                                                                     ===================  ===================

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)..................................................................   $       (1,563)      $        2,339
                                                                                     -------------------  -------------------
 Net unrealized investment losses...................................................           (4,387)              (2,422)
 Net unrealized derivative instruments gains (losses)...............................              (83)                  60
                                                                                     -------------------  -------------------
 OTHER COMPREHENSIVE LOSS...........................................................           (4,470)              (2,362)
                                                                                     -------------------  -------------------
 COMPREHENSIVE LOSS.................................................................   $       (6,033)      $          (23)
                                                                                     ===================  ===================

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent..................................................    $       25,000       $       25,000

RETAINED EARNINGS:
Net income (loss)..................................................................            (1,563)               2,339

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss...........................................................            (4,470)              (2,362)
                                                                                     -------------------  ------------------
CHANGE IN STOCKHOLDER'S EQUITY.....................................................            18,967               24,977
Stockholder's equity, beginning of period..........................................           470,909              204,126
                                                                                     -------------------  ------------------
STOCKHOLDER'S EQUITY, END OF PERIOD................................................    $      489,876       $      229,103
                                                                                     ===================  ==================


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                2002
                                                                                     -------------------  ------------------
OPERATING ACTIVITIES:
Net income (loss)..................................................................    $       (1,563)      $        2,339
Net realized investment (gains) losses.............................................             2,744               (1,004)
Deferred income taxes..............................................................               799                3,155
Increase in accrued investment income..............................................            (3,979)              (3,010)
Deferred policy acquisition costs increase.........................................           (27,316)             (18,949)
Increase in policy liabilities and accruals........................................            20,272               13,285
Other assets and other liabilities net change......................................            22,151              (10,357)
                                                                                     -------------------  ------------------
CASH FROM OPERATING ACTIVITIES.....................................................            13,108              (14,541)
                                                                                     -------------------  ------------------

INVESTING ACTIVITIES:
Investment purchases...............................................................          (813,404)            (368,194)
Investment sales, repayments and maturities........................................           210,511               59,853
                                                                                     -------------------  ------------------
CASH (FOR) FROM INVESTING ACTIVITIES...............................................          (602,893)            (308,341)
                                                                                     -------------------  ------------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net............................................          226,867              306,489
 Capital contributions from parent..................................................           25,000               25,000
                                                                                     -------------------  -------------------
 CASH FROM FINANCING ACTIVITIES.....................................................          251,867              331,489
                                                                                     -------------------  -------------------
 CHANGE IN CASH AND CASH EQUIVALENTS................................................         (337,918)               8,607
 Cash and cash equivalents, beginning of period.....................................          473,246              171,444
                                                                                     -------------------  -------------------
 CASH AND CASH EQUIVALENTS, END OF PERIOD...........................................   $      135,328       $      180,051
                                                                                     ===================  ===================


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                   THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; investments in debt and equity securities and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2002 audited financial statements.

Our interim financial statements for the period ended March 31, 2003 (2003 quarter) do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the interim period in 2003 are not necessarily indicative of the results that may be expected for the year 2003. These unaudited financial statements should be read in conjunction with our 2002 audited financial statements.

SIGNIFICANT TRANSACTIONS

During the 2003 and 2002 quarters, PM Holdings made a capital contribution of $25.0 million to support our growing needs.

2.  OPERATING ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

The activity in deferred policy acquisition costs for the 2003 and 2002 quarters follows (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Direct acquisition costs deferred, excluding acquisitions..........................    $       33,498       $       20,531
Recurring costs amortized to expense...............................................            (6,180)              (1,581)
(Cost) or credit offsets to net unrealized investment gains or losses included in
  other comprehensive income.......................................................            (2,485)               3,433
                                                                                     -------------------  ------------------
Change in deferred policy acquisition costs........................................            24,833               22,383
Deferred policy acquisition costs, beginning of period.............................           255,677              164,987
                                                                                     -------------------  ------------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD...................................    $      280,510       $      187,370
                                                                                     ===================  ==================

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the 2003 and 2002 quarters follows (in millions):


                                                                                            2003                2002
                                                                                     -------------------  ------------------
Deposits...........................................................................    $         343.7      $         398.2
Performance........................................................................                2.5                  8.6
Fees...............................................................................               (5.2)                (6.2)
Benefits and surrenders............................................................             (154.5)               (40.8)
                                                                                     -------------------  ------------------
Change in funds under management...................................................              186.5                359.8
Funds under management, beginning of period........................................            3,696.1              2,385.9
                                                                                     -------------------  ------------------
FUNDS UNDER MANAGEMENT, END OF PERIOD..............................................    $       3,882.6      $       2,745.7
                                                                                     ===================  ==================


POLICYHOLDER DEPOSIT FUNDS

At quarter-end 2003 and year-end 2002, there was $1,259.9 million and $1,294.2 million, respectively, in policyholder deposit funds with no associated surrender charges.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

Fair value and cost of our debt and equity securities at quarter-end 2003 and year-end 2002 follow (in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
U.S. government and agency.............................   $    168,677      $    167,158     $      7,343     $      6,377
State and political subdivision........................         48,961            47,604           39,213           37,625
Foreign government.....................................         21,764            21,257           11,586           11,186
Corporate..............................................      1,071,805         1,044,279          791,091          768,126
Mortgage-backed........................................        763,508           742,100          643,147          619,316
Other asset-backed.....................................        969,386           954,615          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,044,101      $  2,977,013     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES......................................   $     32,394      $     32,167     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities at quarter-end 2003 and year-end 2002 follow
(in thousands):

                                                                          2003                            2002
                                                             -------------------------------  ------------------------------
                                                                 GAINS           LOSSES           GAINS          LOSSES
                                                             --------------   --------------  --------------  --------------
U.S. government and agency..................................   $    1,556       $     (37)      $      966      $     --
State and political subdivision.............................        1,590            (233)           1,588            --
Foreign government..........................................          891            (383)             459            (59)
Corporate...................................................       34,211          (6,685)          29,834         (6,869)
Mortgage-backed.............................................       21,865            (457)          23,976           (145)
Other asset-backed..........................................       17,572          (2,801)          17,052         (1,170)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   77,685       $ (10,596)      $   73,875      $  (8,243)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,440       $  (1,214)      $    1,782      $    (529)
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   67,315                       $   66,885
                                                             ==============                   ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

Sources and types of net realized investment gains (losses) for the 2003 and 2002 quarters follow (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
IMPAIRMENT LOSSES ON DEBT SECURITIES...............................................    $       (4,803)      $           --
                                                                                     -------------------  ------------------
Debt securities gains..............................................................             3,319                  838
Debt securities losses.............................................................              (196)                  (6)
Equity securities gains............................................................               286                  --
Equity securities losses...........................................................              (538)                 --
Other invested assets..............................................................              (812)                 172
                                                                                     -------------------  ------------------
NET TRANSACTION GAINS..............................................................             2,059                1,004
                                                                                     -------------------  ------------------
NET REALIZED INVESTMENT GAINS (LOSSES).............................................    $       (2,744)      $        1,004
                                                                                     ===================  ==================


UNREALIZED INVESTMENT GAINS (LOSSES)

Sources of net unrealized investment gains (losses) for the 2003 and 2002 quarters follow (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Debt securities....................................................................    $       (2,829)      $       (7,159)
Equity securities..................................................................            (1,026)                --
Other investments .................................................................              (409)                --
                                                                                     -------------------  ------------------
NET UNREALIZED INVESTMENT LOSSES...................................................    $       (4,264)      $       (7,159)
                                                                                     ===================  ==================

Net unrealized investment losses...................................................    $       (4,264)      $       (7,159)
                                                                                     -------------------  ------------------
Applicable deferred policy acquisition costs.......................................             2,485               (3,433)
Applicable deferred income tax benefit.............................................            (2,362)              (1,304)
                                                                                     -------------------  ------------------
Offsets to net unrealized investment losses........................................               123               (4,737)
                                                                                     -------------------  ------------------
 NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER COMPREHENSIVE INCOME............    $      (4,387)      $       (2,422)
                                                                                     ===================  ==================


4.  STATUTORY CAPITAL AND SURPLUS

Our statutory basis capital and surplus (including asset valuation reserve) was $223.1 million and $215.8 million at quarter-end 2003 and year-end 2002, respectively. Our net statutory loss from operations was $12.3 for the 2003 quarter.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. IP-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f) (3) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The financial information is included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account, filed via Edgar with Initial Registration Statement on February 15, 2002.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Post-Effective Amendment No. 3 (Registration No. 33-87376), filed via Edgar on April 30, 1997.

                    (b) Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts, filed via Edgar with Initial Registration Statement on February 15, 2002.

               (4) Variable Annuity Contract, filed via Edgar with Initial Registration Statement on February 15, 2002.

               (5) Application, filed via Edgar with Pre-Effective Amendment No. 1 on August 6, 2002.

               (6)  (a)  Charter of PHL Variable Insurance Company, filed via
                         Edgar with Initial Registration Statement on February 15, 2002.

                    (b) By-laws of PHL Variable Insurance Company, filed via Edgar with Initial Registration Statement on February 15, 2002.

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9)  Opinion and Consent of Richard J. Wirth, Esq. (1)


               (10) (a)  Opinion and Consent of Brian A. Giantonio, Esq. (1)

                    (b)  Written Consent of PricewaterhouseCoopers LLP (1)

                    (c) Actuarial Memorandum - John L. Grucza, FSA, MAAA, filed via Edgar with Initial Registration Statement on February 15, 2002.

                    (d) Powers of Attorney, filed via Edgar on February 15, 2002 and August 6, 2002.

                    (e)  Opinion and Consent of Joseph P. Decresce, Esq. (1)

               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (Registration No. 33-87376) filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (Registration No. 33-87376) filed via Edgar on April 19, 1996.
--------------------
(1) Filed herewith.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                 POSITION
----                                 --------
Michael J. Gilotti***                Director and Executive Vice President
Robert E. Primmer***                 Director and Senior Vice President
Coleman D. Ross*                     Director, Executive Vice President and Chief Financial Officer
Sue A. Collins*                      Director and President
Michael E. Haylon**                  Executive Vice President and Chief Investment Officer
Tracy L. Rich*                       Executive Vice President and Assistant Secretary
John H. Beers*                       Vice President and Secretary
Moira C. Lowe*                       Vice President and Compliance Officer
Katherine P. Cody*                   Second Vice President and Treasurer


*    The business address of this individual is One American Row, Hartford, CT
**   The business address of this individual is 56 Prospect Street, Hartford, CT
***  The business address of this individual is 38 Prospect Street, Hartford, CT

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |       (6/27/95)
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of May 1, 2003 there were 8 contract owners.

ITEM 28.  INDEMNIFICATION

    Section 33-779 of The Connecticut General Statutes states that: "A corporation may provide indemnification of, or advance expenses to, a director, officer or employee as agent only as permitted by sections 33-770-33-778, inclusive."

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO

          NAME                                   POSITION
          ----                                   --------
          Stephen D. Gresham*                    Chairman of the Board and Chief Sales and Marketing Officer
          Michael E. Haylon*                     Director
          William R. Moyer*                      Director, Executive Vice President, Chief Financial Officer and Treasurer
          John F. Sharry*                        President
          John H. Beers**                        Vice President and Secretary

          * The business address of this individual is 56 Prospect Street, Hartford, CT
          ** The business address of this individual is One American Row, Hartford, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:


         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                               $0                         $0                   $0                $0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  NOT APPLICABLE

ITEM 32.  UNDERTAKINGS

The registrant hereby undertakes:

    (a) to file a Post-Effective Amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted;

    (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

    (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of May, 2003.

                                        PHL VARIABLE INSURANCE COMPANY

                                        By:  /s/ Sue A. Collins
                                             ------------------
                                             Sue A. Collins
                                             President

                                        PHL VARIABLE ACCUMULATION ACCOUNT

                                        By:  /s/ Sue A. Collins
                                             ------------------
                                             Sue A. Collins
                                             President

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 30th day of May, 2003.


       Signature                                           Title
       ---------                                           -----

----------------------------                Director & Executive Vice President
*Michael J. Gilotti

----------------------------                Director & Sr. Vice President
*Robert E. Primmer

----------------------------                Director, Executive Vice President,
*Coleman D. Ross                            Chief Financial Officer

/s/ Sue A. Collins
----------------------------                Director, President
Sue A. Collins

By:/s/ Richard J. Wirth
   ---------------------
*Richard J. Wirth, as Attorney-in-Fact pursuant to Powers of Attorney, filed previously via Edgar on August 9, 2002.



                                      S-1